    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 23, 1998


                                                               FILE NO. 33-50718
                                                             FILE NO. 811-7102
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE


                            SECURITIES ACT OF 1933             / /
                        POST-EFFECTIVE AMENDMENT NO. 19      /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940       / /
                               AMENDMENT NO. 21               /X/


                            ------------------------

                                 THE ARBOR FUND

               (Exact Name of Registrant as Specified in Charter)

                                2 Oliver Street
                          Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)
       Registrant's Telephone Number, including Area Code (800) 342-5734

                                  DAVID G. LEE
                              c/o SEI Corporation
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

                          John H. Grady, Jr., Esquire
                          Morgan, Lewis & Bockius LLP
                              1800 M Street, N.W.
                          Washington, D.C. 20036-5869

                            ------------------------

    It is proposed that this filing become effective (check appropriate box)

   /X/     immediately upon filing pursuant to paragraph (b)
   / /     on [date] pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)
   / /     75 days after filing pursuant to paragraph (a)
   / /     on [date] pursuant to paragraph (a) of Rule 485.

    Registrant commenced operations on February 1, 1993. Registrant's 24f-2 Notice for the fiscal year ended January 31, 1997 was filed on March 26, 1997.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 THE ARBOR FUND
                             CROSS REFERENCE SHEET

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------

PART A--GOLDEN OAK GROWTH PORTFOLIO, GOLDEN OAK VALUE PORTFOLIO, GOLDEN OAK INTERMEDIATE-TERM INCOME PORTFOLIO,
GOLDEN OAK MICHIGAN TAX FREE BOND PORTFOLIO AND GOLDEN OAK PRIME OBLIGATION MONEY MARKET PORTFOLIO
Item 1.      Cover Page.......................................  Cover Page
Item 2.      Synopsis.........................................  Summary; Annual Operating Expenses
Item 3.      Condensed Financial Information..................  Financial Highlights
Item 4.      General Description of Registrant................  The Funds and the Trust; Investment Objective and
                                                                  Policies; General Information
Item 5.      Management of the Fund...........................  General Information; The Adviser; The
                                                                  Sub-Adviser; The Administrator; The Shareholder
                                                                  Servicing Agent
Item 5A.     Management's Discussion of Fund Performance......                         **
Item 6.      Capital Stock and Other Securities...............  General Information; Taxes
Item 7.      Purchase of Securities Being Offered.............  Purchase of Shares
Item 8.      Redemption or Repurchase.........................  Redemption of Shares
Item 9.      Pending Legal Proceedings........................                          *

PART B--GOLDEN OAK GROWTH PORTFOLIO, GOLDEN OAK VALUE PORTFOLIO, GOLDEN OAK INTERMEDIATE-TERM INCOME PORTFOLIO,
GOLDEN OAK MICHIGAN TAX FREE BOND PORTFOLIO AND GOLDEN OAK PRIME OBLIGATION MONEY MARKET PORTFOLIO

Item 10.     Cover Page.......................................  Cover Page
Item 11.     Table of Contents................................  Table of Contents
Item 12.     General Information and History..................  The Funds and The Trust
Item 13.     Investment Objectives and Policies...............  Investment Objective and Policies; Investment
                                                                  Limitations; Non-Fundamental Policies
Item 14.     Management of the Registrant.....................  The Funds and the Trust; Trustees and Officers of
                                                                  the Trust; The Administrator; The Adviser; The
                                                                  Sub-Adviser
Item 15.     Control Persons and Principal Holders of
               Securities.....................................  Trustees and Officers of the Trust; The
                                                                  Administrator
Item 16.     Investment Advisory and Other Services...........  The Adviser; The Sub-Adviser; The Administrator;
                                                                  The Distributor; Experts
Item 17.     Brokerage Allocation.............................  Portfolio Transactions; Trading Practices and
                                                                  Brokerage
Item 18.     Capital Stock and Other Securities...............  Description of Shares

                                      (i)

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------
Item 19.     Purchase, Redemption, and Pricing of Securities
               Being Offered..................................  Purchase and Redemption of Shares; Determination
                                                                  of Net Asset Value; Letter of Intent
Item 20.     Tax Status.......................................  Taxes
Item 21.     Underwriters.....................................  The Distributor
Item 22.     Calculation of Yield Quotations..................  Computation of Yield; Calculation of Total Return
Item 23.     Financial Statements.............................  Financial Information



                                     PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

------------------------

 *  Not Applicable

** Information required by Item 5A is included in the 1996 Annual Report to Shareholders


                                      (ii)

The Prospectuses and Statements of Additional Information for the Golden Oak Growth Portfolio, Golden Oak Value Portfolio, Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio, Golden Oak Prime Obligation Money Market Portfolio, OVB Equity Income Portfolio, OVB Capital Appreciation Portfolio, OVB Emerging Growth Portfolio, OVB Government Securities Portfolio, OVB West Virginia Tax-Exempt Income Portfolio, OVB Prime Obligations Portfolio, U.S. Government Securities Money Fund, and Prime Obligations Fund, included as part of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 1997 pursuant to Rule 485(b) under the Securities Act of 1933, are hereby incorporated by reference as if set forth full herein.

                                   THE ARBOR FUNDS

                             -GOLDEN OAK GROWTH PORTFOLIO
                             -GOLDEN OAK VALUE PORTFOLIO
                    -GOLDEN OAK INTERMEDIATE-TERM INCOME PORTFOLIO
                     -GOLDEN OAK MICHIGAN TAX FREE BOND PORTFOLIO
                 -GOLDEN OAK PRIME OBLIGATION MONEY MARKET PORTFOLIO

                                 CLASS I AND A SHARES

                         SUPPLEMENT DATED FEBRUARY 23, 1998
                         TO THE PROSPECTUS DATED MAY 31, 1997

The Prospectus, dated May 31, 1997, is hereby amended by the addition of the following unaudited financial information for Class I and Class A Shares of
(i) the Golden Oak Growth Portfolio, the Golden Oak Intermediate-Term Income Portfolio, and the Golden Oak Prime Obligation Money Market Portfolio for the period February 1, 1997 to January 31,1998, and (ii) the Golden Oak Value Portfolio and the Golden Oak Michigan Tax Free Bond Portfolio for the period June 23, 1997 to January 31, 1998.

FINANCIAL HIGHLIGHTS


The following table provides unaudited financial highlights for Class I Shares of (i) the Golden Oak Growth Portfolio, the Golden Oak Intermediate-Term Income Portfolio, and the Golden Oak Prime Obligation Money Market Portfolio for the period February 1, 1997 to January 31,1998, and (ii) the Golden Oak Value Portfolio and the Golden Oak Michigan Tax Free Bond Portfolio for the period June 23, 1997 to January 31, 1998.


For a Class I share outstanding throughout the period:

                                                               Golden Oak                                 Golden Oak
                             Golden                            Intermediate        Golden Oak             Prime
                             Oak              Golden Oak       -Term               Michigan Tax           Obligation
                             Growth           Value            Income              Free Bond              Money Market
                             Portfolio        Portfolio (1)    Portfolio           Portfolio (1)          Portfolio
                             2/1/97 to        6/23/97 to       2/1/97 to           6/23/97 to             2/1/97 to
                             1/31/98          1/31/98          1/31/98             1/31/98                1/31/98
                             ---------        -------------    ------------        -------------          ------------
 Net Asset Value
 Beginning of Period          $12.66           $10.00              $9.83                $10.00                  $1.00

 Net Investment Income            --             0.04               0.56                  0.27                   0.05
 Realized and Unrealized
 Gains  (Losses) on
 Investments                    3.12             0.86               0.21                  0.26                     --

 Distributions from Net
 Investment Income                --            (0.04)             (0.56)                (0.27)                 (0.05)

 Distributions from Net
 Realized Gain                 (3.12)           (1.53)                --                 (0.02)                    --

 Net Asset Value End of
 Period                       $12.66            $9.33              $10.04               $10.24                   $1.00

 Total Return                  25.85%            9.15%               8.07%                5.35%                   5.41%

 Net Assets End of Period
 (000)                        $36,240           $30,922            $125,936             $85,556                  $127,977

 Ratio of Expenses to
 Average Net Assets             1.07%            1.10%*              0.65%                0.65%*                  0.40%
 Ratio of  Net Income to
 Average Net Assets             0.03%            0.72%*              5.66%                4.41%*                  5.29%

 Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers)            1.08%            1.13%*              0.80%                0.82%*                  0.59%

 Ratio of Net Income to
 Average Net Assets
 (Excluding Waivers)            0.02%            0.69%*              5.51%                4.24%*                  5.10%

 Portfolio Turnover Rate      131.54%           90.97%              60.78%                9.77%                    N/A
 Average Commission Rate
 (+)                           $0.0600          $0.0421               N/A                  N/A                     N/A

   Amounts designated as "--" are either $0 or have been rounded to $0.
   *     Annualized
   (+)   Average Commission rate paid per share for security purchases and sales during the period.
   (1)   Commenced operations June 23, 1997.  Total return is for the period indicated and has not been annualized.

                                 FINANCIAL HIGHLIGHTS

     The following table provides unaudited financial highlights for Class A Shares of (i) the Golden Oak Growth Portfolio, the Golden Oak Intermediate-Term Income Portfolio, and the Golden Oak Prime Obligation Money Market Portfolio for the period February 1, 1997 to January 31,1998, and (ii) the Golden Oak Value Portfolio and the Golden Oak Michigan Tax Free Bond Portfolio for the period June 23, 1997 to January 31, 1998.

     For a Class A share outstanding throughout the period:

                                                                           Golden Oak                             Golden Oak
                                         Golden                            Intermediate-      Golden Oak          Prime
                                         Oak              Golden Oak       Term               Michigan Tax        Obligation
                                         Growth           Value            Income             Free Bond           Money Market
                                         Portfolio        Portfolio (1)    Portfolio          Portfolio (1)       Portfolio
                                         2/1/97 to        6/23/97 to       2/1/97 to          6/23/97 to          2/1/97 to
                                         1/31/98          1/31/98          1/31/98            1/31/98             1/31/98
                                         ----------       -------------    ------------       -------------       -------------
 Net Asset Value Beginning of Period       $12.57            $10.00           $9.83               $10.00               $1.00

 Net Investment Income                      (0.01)             0.02            0.53                 0.27                0.05
 Realized and Unrealized Gains
 (Losses) on Investments                     3.07              0.86            0.21                 0.26                  --

 Distributions from Net Investment
 Income                                        --             (0.03)          (0.53)               (0.27)              (0.05)

 Distributions from Net Realized Gain       (3.12)            (1.53)             --                (0.02)                 --

 Net Asset Value End of Period             $12.51             $9.32          $10.04               $10.24               $1.00

 Total Return (+)                           25.56%             8.97%           7.78%                5.31%               5.15%

 Net Assets End of Period (000)              $307              $51            $64                  $10                 $6,381

 Ratio of Expenses to Average Net
 Assets                                      1.32%             1.35%*          0.90%                0.90%*              0.65%

 Ratio of  Net Income to Average Net
 Assets                                     (0.21)%            0.31%*          5.40%                4.15%*              4.99%

 Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                  1.32%             1.36%*          1.06%                1.05%*              0.90%

 Ratio of Net Income to Average Net
 Assets (Excluding Waivers)                 (0.21)%            0.30%*          5.24%                4.00%*              4.74

 Portfolio Turnover Rate                   131.54%            90.97%          60.78%                9.77%                N/A

 Average Commission Rate (++)              0.0600            0.0421           N/A                  N/A                 N/A

   Amounts designated as  --  are either $0 or have been rounded to $0.
   *      Annualized
   (+)    Total return does not reflect the sales charge on Class A shares.
   (++)   Average Commission rate paid per share for security purchases and sales during the period.
   (1)    Commenced operations June 23, 1997.  Total return is for the period indicated and has not been annualized.


                                      PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                    THE ARBOR FUND

                                    (THE "TRUST")

                      SUPPLEMENT DATED FEBRUARY 23, 1998 TO THE
               STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 1997


The Statement of Additional Information for the Trust is hereby amended and supplemented by the following unaudited financial statements of (i) the Golden Oak Growth Portfolio, the Golden Oak Intermediate-Term Income Portfolio, and the Golden Oak Prime Obligation Money Market Portfolio for the period February 1, 1997 to January 31,1998, and (ii) the Golden Oak Value Portfolio and the Golden Oak Michigan Tax Free Bond Portfolio for the period June 23, 1997 to
January 31, 1998.






                  PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


STATEMENT OF NET ASSETS                               GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

GROWTH                                         Value
PORTFOLIO                          Shares      (000)
-----------------------------------------------------
COMMON STOCKS -- 92.9%
AIRCRAFT -- 2.6%
General Dynamics ...............    9,100     $  785
United Technologies ............    2,200        180
                                              ------
        Total Aircraft .........                 965
                                              ------
APPAREL/TEXTILES -- 1.3%
Jones Apparel Group* ...........   10,600        461
                                              ------
AUTOMOTIVE -- 1.6%
Eaton ..........................    6,600        592
                                              ------
BANKS -- 1.6%
State Street ...................   10,700        599
                                              ------
BEAUTY PRODUCTS -- 3.9%
Colgate-Palmolive ..............    3,100        227
Procter & Gamble ...............   15,500      1,215
                                              ------
        Total Beauty Products ..               1,442
                                              ------
BEVERAGES -- 2.3%
Pepsico ........................   23,100        833
                                              ------
BROADCASTING, NEWSPAPERS AND ADVERTISING -- 1.9%
Omnicom Group ..................   16,800        681
                                              ------
CHEMICALS -- 0.4%
Dow Chemical ...................    1,600        144
                                              ------
COMPUTER SOFTWARE -- 4.1%
Computer Associates International   3,200        170
Compuware* .....................   25,800      1,006
Microsoft* .....................    2,200        328
                                              ------
        Total Computer Software                1,504
                                              ------
COMPUTERS & SERVICES -- 6.2%
Compaq Computer ................   28,000        842
Dell Computer* .................   12,600      1,253
EMC* ...........................    5,400        176
                                              ------
        Total Computers & Services             2,271
                                              ------
COSMETICS -- 1.4%
Gillette .......................    5,300        523
                                              ------
DEPARTMENT STORES -- 1.8%
Dayton-Hudson ..................    9,200        662
                                              ------

GROWTH                                        Value
PORTFOLIO (continued)             Shares      (000)
-----------------------------------------------------
DRUGS -- 13.1%
Abbott Laboratories ............    5,500     $  389
Bristol-Myers Squibb ...........    7,400        738
Eli Lilly ......................   18,100      1,222
Schering Plough ................   19,800      1,433
Warner Lambert .................    6,800      1,023
                                              ------
        Total Drugs ...........                4,805
                                              ------
ELECTRICAL & ELECTRONIC PRODUCTS -- 3.5%
General Electric ...............   16,500      1,279
                                              ------
ELECTRICAL UTILITIES -- 1.1%
AES* ...........................    9,800        420
                                              ------
ELECTRONIC STORES -- 1.8%
Tandy ..........................   17,200        667
                                              ------
ENTERTAINMENT -- 0.5%
Walt Disney ....................    1,600        171
                                              ------
ENVIRONMENTAL SERVICES -- 1.2%
Browning-Ferris Industries .....   12,500        432
                                              ------
FINANCIAL SERVICES -- 5.9%
Fannie Mae .....................   14,400        889
Greenpoint Financial ...........    7,900        547
SLM Holding ....................   16,800        708
                                              ------
        Total Financial Services               2,144
                                              ------
FOOD, BEVERAGE & TOBACCO -- 5.2%
Kellogg .........................   5,400        249
Philip Morris ...................  17,800        739
Quaker Oats .....................  16,800        903
                                              ------
        Total Food, Beverage & Tobacco         1,891
                                              ------
HEALTH SERVICES -- 2.7%
HBO & Company ...................  15,456        809
Healthsouth* ....................   7,200        162
                                              ------
        Total Health Services ..                 971
                                              ------
HOTELS & LODGING -- 0.6%
Marriott International ..........   3,000        207
                                              ------
INSURANCE -- 2.5%
Allstate ........................  10,500        929
                                              ------

    The accompanying notes are an integral part of the financial statements.
                                        1




STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

GROWTH                                        Value
PORTFOLIO (continued)             Shares      (000)
-----------------------------------------------------
LUMBER & WOOD PRODUCTS -- 1.6%
Weyerhaeuser ....................  11,800     $  588
                                              ------
MACHINERY -- 2.0%
Applied Materials* ..............   5,600        184
Caterpillar .....................  11,500        552
                                              ------
        Total Machinery .........                736
                                              ------
MEDICAL SUPPLIES -- 1.0%
Guidant .........................   5,500        353
                                              ------
MISCELLANEOUS CONSUMER SERVICES -- 0.5%
Robert Half International* ......   4,800        185
                                              ------
OTHER HEALTH SERVICES -- 2.3%
McKesson ........................  17,300        828
                                              ------
PETROLEUM & FUEL PRODUCTS-- 2.4%
Phillips Petroleum ..............   4,500        638
USX-Marathon Group ..............   7,500        252
                                              ------
        Total Petroleum & Fuel Products          890
                                              ------
PRINTING & PUBLISHING -- 3.7%
Gannett .........................   3,600        218
New York Times, Class A .........   9,300        605
Tribune .........................   8,900        541
                                              ------
        Total Printing & Publishing            1,364
                                              ------
RETAIL -- 2.0%
TJX .............................  21,200        718
                                              ------
SEMI-CONDUCTORS/INSTRUMENTS-- 5.0%
Altera* .........................   4,600        158
Intel ...........................  14,400      1,166
Philips Electronics ADR .........   4,400        293
Texas Instruments ...............   3,600        197
                                              ------
        Total Semi-Conductors/Instruments      1,814
                                              ------
TELEPHONES & TELECOMMUNICATION-- 5.2%
Airtouch Communications* ........  24,900      1,092
Ameritech .......................   5,600        240
Bellsouth .......................   4,900        297
Tellabs* ........................   5,100        261
                                              ------
        Total Telephones & Telecommunication
         ........................              1,890
                                              ------
        Total Common Stocks
           (Cost $27,919) .......             33,959
                                              ------
                                     Face
GROWTH                              Amount      Value
PORTFOLIO (concluded)                (000)      (000)
-----------------------------------------------------
REPURCHASE AGREEMENTS -- 12.3%
Dresdner Government Securities (A)
    5.53%, dated 01/30/98, matures
    02/02/98, repurchase price
    $4,509,459 (collateralized by
    U.S. Treasury Note, par value
    $4,450,000, 5.875%, 01/31/99:
    market value $4,599,499) .... $ 4,507    $ 4,507
                                             -------
        Total Repurchase Agreements
           (Cost $4,507) ........              4,507
                                             -------
       Total Investments-- 105.2%
           (Cost $32,426) .......             38,466
                                             -------
OTHER ASSETS AND LIABILITIES, NET-- (5.2%)    (1,919)
                                             -------

NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value)
    based on 2,862,450 outstanding
    shares of beneficial
    interest .....................            28,096
Portfolio Shares of Class A
    (unlimited authorization --
    no par value) based on
    24,559 outstanding shares
    of beneficial interest .......               260
Distributions in Excess of Net
    Investment Income ............                (9)
Accumulated Net Realized Gain
    on Investments ...............             2,160
Net Unrealized Appreciation
    on Investments ...............             6,040
                                             -------
Total Net Assets-- 100.0% ........           $36,547
                                             =======
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ...            $12.66
                                             =======
Net Asset Value and Redemption
    Price Per Share-- Class A ....            $12.51
                                             =======
Maximum Offering Price per Share --
    Class A ($12.51 / 94.25%) ....            $13.27
                                             =======

-----------------------------------------------------
* Non-income producing security
ADR -- American Depository Receipt
(A) Tri-Party Repurchase Agreement

    The accompanying notes are an integral part of the financial statements.
                                        2




STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

VALUE                                           Value
PORTFOLIO                           Shares      (000)
-----------------------------------------------------
COMMON STOCKS -- 96.2%
AIR TRANSPORTATION -- 2.9%
UAL* ............................  10,000     $  889
                                              ------
AIRCRAFT -- 2.6%
United Technologies .............  10,000        816
                                              ------
AUTOMOTIVE -- 7.4%
Chrysler ........................  12,810        446
Dana ............................  12,520        628
Eaton ...........................   6,000        538
Ford Motor ......................  13,285        678
                                              ------
        Total Automotive ........              2,290
                                              ------
BANKS -- 11.0%
Chase Manhattan .................   1,875        201
Citicorp ........................   3,900        464
First Union .....................  10,600        509
Fleet Financial Group ...........   7,800        559
Mellon Bank .....................  11,320        683
Norwest .........................  18,800        686
Peoples Heritage Financial Group    7,100        305
                                              ------
        Total Banks .............              3,407
                                              ------
BEAUTY PRODUCTS -- 1.1%
Procter & Gamble ................   4,300        337
                                              ------
BUILDING & CONSTRUCTION SUPPLIES -- 1.6%
Southdown .......................   7,800        492
                                              ------
COMPUTER SOFTWARE -- 1.4%
Computer Associates International   8,257        439
                                              ------
COMPUTERS & SERVICES -- 4.6%
Electronic Data Systems ........   14,000        583
International Business Machines .   3,000        296
Unisys* ........................   32,600        538
                                              ------
        Total Computers & Services             1,417
                                              ------
DRUGS -- 4.8%
Biogen* ........................    9,000        370
ICN Pharmaceuticals ............    9,200        473
Pharmacia & Upjohn .............   16,600        638
                                              ------
        Total Drugs ............               1,481
                                              ------

VALUE                                          Value
PORTFOLIO (continued)              Shares      (000)
-----------------------------------------------------
ELECTRICAL UTILITIES -- 3.6%
Atlantic Energy .................  35,000     $  711
Nipsco Industries ...............   7,860        401
                                              ------
        Total Electrical Utilities             1,112
                                              ------
ELECTRICAL & ELECTRONIC PRODUCTS -- 1.2%
General Electric ................   4,600        357
                                              ------
FINANCIAL SERVICES -- 9.2%
Fannie Mae ......................  11,830        731
Household International .........   4,800        598
MBNA ............................  20,782        646
Morgan Stanley, Dean Witter,
   Discover .....................  15,000        876
                                              ------
        Total Financial Services               2,851
                                              ------
FOOD, BEVERAGE & TOBACCO -- 2.0%
Interstate Bakeries .............  17,400        605
                                              ------
HOUSEHOLD PRODUCTS -- 2.9%
Maytag ..........................  23,500        903
                                              ------
INDUSTRIAL -- 1.8%
Textron .........................   4,000        239
Tyco International Limited ......   7,080        314
                                              ------
        Total Industrial ........                553
                                              ------
INSURANCE -- 3.6%
Allstate ........................   5,941        526
Sunamerica ......................  14,700        591
                                              ------
        Total Insurance .........              1,117
                                              ------
OFFICE FURNITURE & FIXTURES-- 3.6%
Hon Industries ..................   5,800        354
Knoll* ..........................  25,000        770
                                              ------
        Total Office Furniture & Fixtures      1,124
                                              ------
PAPER & PAPER PRODUCTS -- 1.0%
Fort James ......................   7,500        322
                                              ------
PETROLEUM & FUEL PRODUCTS-- 0.7%
Grey Wolf* ......................  47,000        214
                                              ------

    The accompanying notes are an integral part of the financial statements.
                                        3





STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

VALUE                                           Value
PORTFOLIO (continued)               Shares      (000)
-----------------------------------------------------
PETROLEUM REFINING -- 7.5%
Exxon ...........................  10,000     $  593
Mobil ...........................   4,000        273
Pacific Enterprises .............  11,230        405
Sun .............................  27,000      1,046
                                              ------
        Total Petroleum Refining               2,317
                                              ------
PRINTING & PUBLISHING -- 1.7%
Scitex Limited .................   55,000        540
                                              ------
PROFESSIONAL SERVICES -- 1.4%
Dun & Bradstreet ...............   14,000        446
                                              ------
RETAIL -- 6.1%
Albertson's ....................    9,000        429
Family Dollar Stores ...........   14,250        454
Office Depot* ..................   30,000        668
Sears Roebuck ..................    7,500        345
                                              ------
        Total Retail ............              1,896
                                              ------
SEMI-CONDUCTORS/INSTRUMENTS-- 2.1%
LSI Logic* .....................   13,000        312
Texas Instruments ..............    6,000        328
                                              ------
        Total Semi-Conductors/
           Instruments .........                 640
                                              ------
TELEPHONES & TELECOMMUNICATION-- 6.1%
Aliant Communications ...........  12,000        375
BCE .............................  17,500        547
Bell Atlantic ...................   5,470        506
US West .........................   9,560        460
                                              ------
        Total Telephones &
           Telecommunication ....              1,888
                                              ------
TRANSPORTATION SERVICES -- 2.0%
CNF Transportation ..............  13,595        621
                                              ------
WATER UTILITIES -- 2.3%
Aquarion ........................  21,000        728
                                              ------
        Total Common Stocks
           (Cost $21,219) .......             29,802
                                              ------

VALUE                                 Face      Value
PORTFOLIO (concluded)            Amount (000)   (000)
-----------------------------------------------------
CASH EQUIVALENTS -- 4.9%
Corefund Elite Cash Reserve
    5.410%, ...................   $ 1,505    $ 1,505
                                             -------
        Total Cash Equivalents
           (Cost $1,505) ......                1,505
                                             -------
        Total Investments-- 101.1%
           (Cost $22,724) .....               31,307
                                             -------
OTHER ASSETS AND LIABILITIES, NET-- (1.1%)      (334)
                                             -------
NET ASSETS:
Portfolio Shares of Class I
    (unlimited authorization --
    no par value) based on
    3,315,336 outstanding
    shares of beneficial
    interest ..................               20,069
Portfolio Shares of Class A
    (unlimited authorization --
    no par value) based on
    5,536 outstanding shares
    of beneficial interest .....                  60
Undistributed Net Investment Income               24
Accumulated Net Realized Gain
    on Investments .............               2,237
Net Unrealized Appreciation
    on Investments .............               8,583
                                             -------
Total Net Assets-- 100.0%                    $30,973
                                             =======
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ..              $9.33
                                             =======
Net Asset Value and Redemption
    Price Per Share-- Class A ...              $9.32
                                             =======
Maximum Offering Price per Share --
    Class A ($9.32 / 94.25%) ....              $9.89
                                             =======

-----------------------------------------------------
* Non-income producing securities

    The accompanying notes are an integral part of the financial statements.
                                        4


STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

                                    Face
INTERMEDIATE-TERM INCOME            Amount     Value
PORTFOLIO                           (000)      (000)
-----------------------------------------------------
CORPORATE OBLIGATIONS -- 28.7%
BANKING -- 2.4%
Bank of Montreal
    10.000%,  09/01/98 .........  $ 1,000    $ 1,024
Huntington National
    6.050%,  08/25/99 ..........    2,000      2,008
                                             -------
        Total Banking ..........               3,032
                                             -------
FINANCIAL SERVICES -- 8.5%
American Express Credit
    8.500%,  06/15/99 ..........      500        518
Associates Corporation of North America
    8.550%,  07/15/09 ..........    2,000      2,350
Chrysler Financial
   13.250%,  10/15/99 ..........    1,000      1,118
    6.950%,  03/25/02 ..........    3,000      3,097
Ford Motor Credit
    6.250%,  11/08/00 ..........    1,000      1,011
    8.200%,  02/15/02 ..........    1,000      1,079
Household Finance
    9.950%,  03/08/01 ..........      500        557
Lehman Brothers Holding
    5.750%,  02/15/98 ..........    1,000      1,000
                                             -------
        Total Financial Services              10,730
                                             -------
INDUSTRIAL -- 15.9%
Archer Daniels Midland
    10.250%,  01/15/06 .........    1,000      1,260
Eli Lilly
    8.375%,  12/01/06 ..........    1,000      1,156
Hertz
    7.000%,  05/01/02 ..........    2,800      2,873
Honeywell
    6.750%,  03/15/02 ..........    4,000      4,110
International Lease Finance
    6.270%,  02/10/99 ..........    1,725      1,734
Kaiser Permanente
    9.550%,  07/15/05 ..........    1,390      1,668
Philip Morris
    7.000%,  07/15/05 ..........    1,500      1,534
RR Donnelley & Sons
    9.125%,  12/01/00 ..........      500        544
    6.700%,  07/05/05 ..........    1,000      1,033
Union Pacific, Callable
    01/15/01 @ 100
    6.125%,  01/15/04 ..........    1,000        993
US Airways
    6.760%,  04/15/08 ..........      950        981
WMX Technologies
    7.000%,  05/15/05 ..........    2,000      2,060
                                            --------
        Total Industrial .......              19,946
                                            --------
                                    Face
INTERMEDIATE-TERM INCOME            Amount     Value
PORTFOLIO (continued)               (000)      (000)
-----------------------------------------------------
UTILITIES -- 1.9%
Consolidated Edison of NY
    6.500%,  02/01/01 ..........  $ 1,000    $ 1,020
Pacific Gas and Electric
    8.750%,  01/01/01 ..........    1,300      1,404
                                            --------
        Total Utilities ........               2,424
                                            --------
        Total Corporate Obligations
           (Cost $35,290) ......              36,132
                                            --------


U.S. GOVERNMENT AGENCY BONDS -- 4.8%
FHLMC
    6.310%,  02/23/04 ..........    2,000      2,000
FNMA
    6.860%,  04/24/00 ..........    1,500      1,504
    5.990%,  10/01/03 ..........    1,500      1,495
SLMA
    6.050%,  09/14/00 ..........    1,000      1,013
                                            --------
        Total U.S. Government Agency Bonds
           (Cost $5,961) .......               6,012
                                            --------


U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS -- 20.2%
FHLMC, Remic, Ser 1688, Cl M
    6.000%,  08/15/13 ..........    5,168      5,125
FHLMC, Remic, Ser 1895, Cl B
    7.500%,  12/15/23 ..........    3,000      3,111
FNMA, Pool # 379760
    6.500%,  08/01/12 ..........    6,314      6,282
FNMA, Pool # 109138
    7.040%,  08/01/15 ..........    1,415      1,541
FNMA, Pool # 109159
    6.720%,  11/01/15 ..........    2,486      2,522
FNMA, Remic, Ser 1993-131, Cl B
    5.750%,  06/25/06 ..........      788        785
FNMA, Remic, Ser 1993-M1, Cl A
    6.910%,  04/25/20 ..........    1,027      1,027
FNMA, Series 1997-80, Cl FK
    6.106%,  02/25/24 ..........    5,000      5,003
                                            --------
        Total U.S. Agency Mortgage-
           Backed Obligations
           (Cost $25,267) ......              25,396
                                            --------

    The accompanying notes are an integral part of the financial statements.

                                        5

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited
                                     Face
INTERMEDIATE-TERM INCOME            Amount     Value
PORTFOLIO (continued)               (000)      (000)
-----------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 41.5%
U.S. Treasury Bond
    6.000%,  08/15/99 .........   $ 8,000    $ 8,074
U.S. Treasury Notes
    7.875%,  04/15/98 .........     2,300      2,312
    7.000%,  04/15/99 .........     5,000      5,094
    7.750%,  02/15/01 .........    11,500     12,257
    6.250%,  04/30/01 .........     3,000      3,076
    7.500%,  05/15/02 .........     2,700      2,911
    6.375%,  08/15/02 .........    10,000     10,377
    7.875%,  11/15/04 .........     3,600      4,078
    5.875%,  11/15/05 .........     3,000      3,061
    6.625%,  05/15/07 .........     1,000      1,076
                                            --------
       Total U.S. Treasury Obligations
           (Cost $50,987) .....               52,316
                                            --------
ASSET-BACKED SECURITIES -- 2.1%
Bay View Auto Trust, Ser 1997-RA1, Cl A1,
    Callable 01/01/98 @ 100
    6.290%,  12/15/01 ........        924        925
WFS Financial Owner Trust 1996-B A3
    6.650%,  08/20/00 ........      1,790      1,797
                                            --------
        Total Asset-Backed Securities
           (Cost $2,714) .....                 2,722
                                            --------
REPURCHASE AGREEMENTS -- 1.7%
Dresdner Government Securities (A)
    5.53%, dated 01/30/98,
    matures 02/02/98,
    repurchase price
    $2,164,266
    (collateralized by
    U.S. Treasury Note,
    par value $2,135,000,
    5.875%, 01/31/99:
    market value $2,206,726) ...    2,163      2,163
                                            --------
        Total Repurchase Agreements
           (Cost $2,163) .......               2,163
                                            --------
        Total Investments-- 99.0%
           (Cost $122,382) .....             124,741
                                            --------
OTHER ASSETS AND LIABILITIES, NET-- 1.0%       1,259
                                            --------

INTERMEDIATE-TERM INCOME                      Value
PORTFOLIO (concluded)                          (000)
----------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I
    (unlimited authorization --
    no par value) based on
    12,538,261 outstanding
    shares of beneficial
    interest ...................            $124,528
Portfolio Shares of Class A (unlimited
    authorization -- no par value) based
    on 6,345 outstanding shares
    of beneficial interest .....                  75
Distributions in Excess of Net
    Investment Income ..........                  (1)
Accumulated Net Realized Loss
    on Investments .............                (961)
Net Unrealized Appreciation
    on Investments .............               2,359
                                           ---------
Total Net Assets-- 100.0% ......            $126,000
                                           =========
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I .              $10.04
                                           =========
Net Asset Value and Redemption
    Price Per Share-- Class A ..              $10.04
                                           =========
Maximum Offering Price per Share --
    Class A ($10.04 / 95.5%) ....             $10.51
                                           =========

----------------------------------------------------
Cl --Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association
(A) Tri-Party Repurchase Agreement

    The accompanying notes are an integral part of the financial statements.
                                        6

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

                                      Face
MICHIGAN TAX FREE BOND               Amount     Value
PORTFOLIO                            (000)      (000)
-----------------------------------------------------
MUNICIPAL BONDS -- 98.4%
MICHIGAN -- 98.4%
Alpena County, GO, AMBAC
    5.450%,  06/01/01 .........    $  250     $  262
Anchor Bay School District, GO, MBIA
    6.000%,  05/01/03 .........       870        948
Ann Arbor, Water Supply System,
    RB, MBIA
    7.375%,  02/01/02 .........     1,000      1,121
Auburn Hills Finance Authority, Tax
    Allocation RB, Series A (A)
    7.000%,  05/01/00 .........       300        305
Avondale School District, GO
    6.600%,  05/01/05 .........       200        216
    6.700%,  05/01/06 .........       200        216
Big Rapids Public School District,
    GO, FGIC
    7.300%,  05/01/05 .........       250        299
Calhoun County, GO, AMBAC
    4.950%,  07/01/03 .........     1,000      1,044
Central Michigan State University,
    RB, FGIC
    5.200%,  10/01/09 .........       860        909
Cheboygan Area School District,
    GO, MBIA
    6.000%,  05/01/02 .........       260        280
Chippewa Valley School District, GO,
    Pre-refunded @ 101.50, FGIC (B)
    6.200%,  05/01/01 .........       250        270
Clarkston Community Schools, GO, FGIC
    5.800%,  05/01/13 .........     1,000      1,070
Clinton County Building Authority, GO,
    Macomb County Project, Series A,
    Pre-refunded @ 102, AMBAC (B)
    6.400%,  11/01/01 .........       250        275
De Witt Public Schools, GO,
    Pre-refunded @ 101.5 (B)
    6.600%,  05/01/01 .........       300        327
De Witt Public Schools, GO, AMBAC
    6.000%,  05/01/03 .........       935      1,019
Dearborn Municipal Building Authority,
    GO, AMBAC
    7.000%,  06/01/01 .........       300        328
    7.000%,  06/01/02 .........       475        531
    7.000%,  06/01/03 .........       505        575
Detroit Distributable State Aid,
    GO, AMBAC
    5.000%,  05/01/05 .........       200        209

                                     Face
MICHIGAN TAX FREE BOND               Amount     Value
PORTFOLIO (continued)                (000)      (000)
------------------------------------------------------
Detroit GO, AMBAC
    5.250%,  05/01/08 .........   $ 1,000    $ 1,065
Detroit GO, Pre-refunded @ 102 (B)
    8.000%,  04/01/01 .........     1,000      1,136
Detroit School District, GO
    6.250%,  05/01/12 .........       850        914
Detroit Sewer Disposal, RB,
    Pre-refunded @ 101.5 (B)
    7.250%,  07/01/99 .........       200        212
Detroit Water Supply System,
    RB, FGIC
    6.250%,  07/01/07 .........       500        539
Detroit Water Supply System,
    Second Lien RB, Series A, MBIA
    5.100%,  07/01/07 .........       500        531
East Lansing, Refunded GO, Series B
    4.850%,  10/01/07 .........       315        318
Ferris State University, RB, AMBAC
    5.400%,  10/01/09 .........       675        724
Flat Rock Community School District,
    GO, MBIA
    7.750%,  05/01/04 .........       675        810
Flint, GO, MBIA
    6.000%,  11/01/03 .........     1,040      1,143
Fraser Public School District,
    GO, AMBAC
    6.550%,  05/01/99 .........       100        103
Gobles Public Schools, GO, AMBAC
    5.300%,  05/01/06 .........       210        215
    5.400%,  05/01/07 .........       235        241
Grand Rapids Building Authority, RB
    5.375%,  04/01/07 .........       200        212
Grand Rapids Downtown
    Development Authority, Tax
    Allocation RB, MBIA
    6.600%,  06/01/08 .........       200        228
Grand Rapids Water Supply, RB,
    FGIC, Escrowed to Maturity
    6.400%,  01/01/05 .........     1,000      1,079
Grand Valley, Michigan State
    University, RB, MBIA
    4.300%,  10/01/01 .........       500        505
Grandville Public School District, GO
    4.000%,  05/01/99 .........       345        346
Haslett Public School District,
    GO, MBIA
    6.000%,  05/01/02 .........       310        334
    6.000%,  05/01/03 .........       310        338

    The accompanying notes are an integral part of the financial statements.
                                        7

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

                                     Face
MICHIGAN TAX FREE BOND               Amount     Value
PORTFOLIO (continued)                (000)      (000)
-----------------------------------------------------
Howell Public Schools, GO, FGIC
    5.000%,  05/01/08 .........   $ 1,000    $ 1,037
Ingham County, Proctor Drain
    System Project, GO
    7.100%,  02/01/01 .........       180        186
Iron Mountain Finance Authority,
    GO, AMBAC
    5.000%,  05/01/05 .........       250        261
Johannesburg-Lewiston Area Schools,
    GO, AMBAC
    6.750%,  05/01/02 .........       280        310
    6.750%,  05/01/03 .........       320        360
    6.000%,  05/01/04 .........       365        403
Kalamazoo Hospital Finance Authority,
    RB, Borgess Medical Center,
    Series A, AMBAC
    5.000%,  06/01/04 .........     1,000      1,044
Kalamazoo Water Supply System
    Project, RB
    6.000%,  09/01/07 .........       425        458
Kalamazoo, City School District,
    GO, FGIC
    4.550%,  05/01/01 .........     1,000      1,017
Kent County, Building Authority, GO
    5.000%,  12/01/06 .........       500        525
    5.100%,  12/01/07 .........       500        527
Kent Hospital Authority, RB, Mary
    Free Bed Project, Series A
    6.250%,  04/01/03 .........       250        265
Kentwood, Public School System, GO
    5.900%,  05/01/04 .........       380        413
Kentwood, Public School System, GO,
    Pre-refunded @ 102 (B)
    5.900%,  05/01/02 .........       370        402
Lansing Building Authority, GO,
    Escrowed to Maturity
    7.100%,  06/01/02 ........        100        112
Lansing Finance Authority, GO
    6.100%,  10/01/03 ........        250        274
Lincoln School District, GO, FGIC,
    Escrowed to Maturity
    5.750%,  05/01/09 ........        900        975
Livonia Municipal Building Authority, RB
    5.750%,  06/01/04 ........        250        269
Livonia Public School District, GO
    5.450%,  05/01/01 ........        200        208

                                     Face
MICHIGAN TAX FREE BOND               Amount     Value
PORTFOLIO (continued)                (000)      (000)
-----------------------------------------------------
Livonia Water Supply & Wastewater
    System, RB, AMBAC
    5.200%,  11/01/09 ........    $ 1,000    $ 1,031
Macomb County Community College, GO
    4.625%,  05/01/99 ........        835        843
Michigan State University, RB,
    Series A
    6.125%,  08/15/07 ........      1,250      1,350
Montague Public School District, GO, FSA
    5.125%,  05/01/06 ........        300        316
    5.125%,  05/01/08 ........        300        313
Northville Public Schools, GO, FGIC
    5.000%,  05/01/10 ........        500        514
Oak Park, GO, ABMAC
    5.200%,  05/01/06 ........        250        265
Oakland County, Acacia Park
    Drain District, GO, MBIA
    8.000%,  10/01/99 ........        125        133
    8.000%,  10/01/00 ........        110        121
Oakland County, Birmingham
    Drain District, GO
    7.500%,  10/01/01 ........        325        364
Oakland County, Birmingham
    Drain District, GO, Series C
    7.500%,  10/01/99 ........        230        244
    7.500%,  10/01/00 ........        325        354
Oakland County, Bloomfield
    Drain District, GO, Series C
    8.000%,  10/01/98 ........        200        206
    7.500%,  10/01/99 ........        200        211
    7.500%,  10/01/00 ........        300        326
    7.500%,  10/01/01 ........        275        307
Oakland County, Caddell Drainage
    District, GO
    6.300%,  11/01/99 ........        100        103
Oakland County, Economic Development
    Authority, RB, Cranbrook
    Elderly Community  Project
    6.375%,  11/01/14 ........      1,000      1,124
Oakland County, GO
    6.500%,  11/01/05                 500        524
Okemos Public School District,
    GO, Series I
    6.300%,  05/01/00 .......         750        789
Pewamo Westphalia School District,
    GO, FGIC
    5.000%,  05/01/06 ........        275        290

    The accompanying notes are an integral part of the financial statements.
                                        8

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

                                      Face
MICHIGAN TAX FREE BOND               Amount     Value
PORTFOLIO (continued)                (000)      (000)
-----------------------------------------------------
Plymouth-Canton Community School
    District, GO, Series B
    6.250%,  05/01/02 ........    $ 1,400    $ 1,501
Plymouth-Canton Community School
    District, GO, Series C
    5.900%,  05/01/02 .........       250        268
    6.200%,  05/01/05 .........       250        273
Plymouth-Canton Community School
    District, GO, Series B
    6.350%,  05/01/03 .........       300        322
Pontiac Building Authority, GO, AMBAC
    6.400%,  04/01/00 .........       110        116
Pontiac Building Authority, GO, AMBAC,
    Pre-refunded @ 101 (B)
    6.875%,  04/01/01 .........       200        219
Redford Township, GO, AMBAC
    6.750%,  04/01/06 .........       200        223
Riverview Community School District, GO,
    Pre-refunded @ 101.50, FGIC (B)
    6.400%,  05/01/02 .........       250        276
Rochester Community School District, RB,
    Pre-refunded @ 101 (B)
    7.150%,  05/01/98 .........       200        204
Rochester Hills, GO
    5.500%,  11/01/06 .........       250        264
    5.500%,  11/01/07 .........       250        263
Rochester Michigan Comunity
    School District, GO, MBIA
    5.500%,  05/01/06 .........     1,000      1,091
Romeo Community School District, GO,
    Pre-refunded @ 101 (B)
    6.900%,  05/01/00 .........       100        107
Royal Oak City School District, GO,
    Pre-refunded  @ 101.50 (B)
    6.500%,  05/01/01 .........       230        250
Royal Oak Hospital Finance Authority, RB,
    Pre-refunded @ 100 (B)
    7.750%,  01/01/00 .........       120        128
Saline Building Authority, GO, AMBAC
    7.000%,  07/01/05 .........       100        111
South Lyon School District, GO
    6.100%,  05/01/00 .........       100        105
    6.500%,  05/01/05 .........       350        381
State Building Authority, GO, Ferris State
    University, Series 1,
    Pre-refunded @ 101.50 (B)
    6.750%,  10/01/00 .........       250        271

                                      Face
MICHIGAN TAX FREE BOND               Amount     Value
PORTFOLIO (continued)                (000)      (000)
-----------------------------------------------------
State Building Authority, RB
    5.000%,  04/01/01 .........    $  500     $  516
State Building Authority, RB, AMBAC
    6.750%,  10/01/07 .........       245        272
State Building Authority, RB,
    Series I
    6.400%,  10/01/04 .........       650        710
    6.500%,  10/01/05 .........       500        547
State Building Authority, RB,
    Series I, AMBAC
    6.000%,  10/01/02 .........       300        325
    5.500%,  10/01/07 .........     1,000      1,090
State Building Authority, RB,
    Series II
    5.900%,  10/01/99 .........       100        103
    6.000%,  10/01/00 .........       100        105
    6.500%,  10/01/05 .........       120        131
State Building Authority, RB,
    Series II, AMBAC
    6.250%,  10/01/04 .........       300        327
State Building Authority, RB,
    Series II, FSA
    6.200%,  10/01/02 .........       250        272
State Hospital Authority, RB, Detroit
    Medical Center, Series A
    6.900%,  08/15/99 .........       160        166
    7.100%,  08/15/01 .........       165        179
State Hospital Authority, RB,
    Henry Ford Health Center,
    Series A
    5.100%,  11/15/07 .........       600        627
State Hospital Finance Authority, RB,
    Detroit Medical Center Project
    6.250%,  08/15/13 .........       675        725
State Hospital Finance Authority,
    RB, FSA
    5.500%,  06/01/08 .........     1,400      1,515
State Hospital Finance Authority, RB,
    Mclaren Group, Series A
    5.000%,  10/15/04 .........     1,000      1,024
    5.200%,  10/15/06 .........       750        772
State Hospital Finance Authority, RB,
    Mclaren Group, Series A,
    Escrowed to Maturity
    7.200%,  09/15/00 .........       200        216
State Hospital Finance Authority, RB,
    Mercy Health Services,
    Series Q, AMBAC
    4.450%,  08/15/00 .........       775        785

    The accompanying notes are an integral part of the financial statements.
                                        9


STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

                                    Face
MICHIGAN TAX FREE BOND              Amount     Value
PORTFOLIO (continued)               (000)      (000)
-----------------------------------------------------
State Hospital Finance Authority, RB,
    Sisters of Mercy Project, MBIA
    4.900%,  08/15/05 ..........   $1,000     $1,038
State Hospital Finance Authority, RB,
    Sparrow Group, MBIA
    5.200%,  11/15/07 ..........      480        510
    5.300%,  11/15/08 ..........      450        481
    5.400%,  11/15/09 ..........      450        483
State Housing Development Authority,
    RB, Greenwood Villa Project, FSA
    6.500%,  09/15/07 ..........      160        174
State Municipal Bond Authority, RB
    State Revolving Fund
    5.150%,  10/01/08 ..........    1,000      1,041
State Municipal Bond Authority, RB
    State Revolving Fund, Series A
    6.000%,  10/01/02 ..........    1,000      1,085
State Municipal Bond Authority,
    RB, Series A
    6.500%,  05/01/07 ..........      250        278
State Municipal Bond Authority, RB,
    State Revolving Fund
    5.500%,  10/01/06 ..........      810        881
State Oakwood Hospital Group, RB,
    FGIC, Pre-refunded @ 102 (B)
    7.000%,  07/01/00 ..........      500        544
State Power Supply System, RB, MBIA
    5.800%,  11/01/05 ..........      400        441
State Public Power Agency, RB,
    Belle River Project, Series A
    5.400%,  01/01/01 ..........      250        260
    5.200%,  01/01/04 ..........      300        315
State Public Power Agency, RB,
    Campbell Project, Series A, AMBAC
    5.500%,  01/01/06 ..........      500        538
State Public Power Project, RB,
    Series A, AMBAC
    5.000%,  01/01/03 ..........      500        519
State Sisters Mercy Health System,
    RB, FSA
    5.700%,  02/15/01 ..........      250        262
State St. John Hospital, RB,
    Series A, AMBAC
    5.650%,  05/15/03 ..........      300        322
State St. John Medical Center,
    RB, AMBAC
    5.000%,  05/15/04 ..........      750        782

                                     Face
MICHIGAN TAX FREE BOND               Amount     Value
PORTFOLIO (continued)                (000)      (000)
-----------------------------------------------------
State Strategic Fund, RB,
    Ford Motor Project, Series A
    7.100%,  02/01/06 ..........   $  350     $  414
State Strategic Fund, RB,
    NSF Internal
    Project, Series A (A)
    5.400%,  08/01/10 ..........    1,105      1,145
    5.500%,  08/01/11 ..........    1,065      1,105
State Trunk Line, RB, Series A
    5.625%,  10/01/03 ..........      500        537
State Trunk Line, RB, Series B-2
    5.750%,  10/01/04 ..........      350        378
State Underground Storage Tank
    Financial Assurance Authority,
    RB, Series I, AMBAC
    5.000%,  05/01/01 ..........    1,000      1,030
Traverse City Area Public Schools,
    GO, Series I,
    Pre-refunded @ 102 (B)
    7.000%,  05/01/01 ..........      100        110
Traverse City Area Public Schools,
    GO, Series I, MBIA
    7.250%,  05/01/05 ...........     950      1,132
Traverse City Area Public Schools,
    GO, Series II,
    Pre-refunded @ 101.50 (B)
    7.000%,  05/01/01 ...........     200        221
Troy City School District, GO,
    Pre-refunded @ 101.5 (B)
    6.000%,  05/01/01 ...........     250        268
Troy Michigan City School
    District, GO
    4.750%,  05/01/08 ...........   1,000      1,025
University of Michigan, RB
    5.800%,  12/01/05 ...........     400        434
University of Michigan, RB,
    Major Capital Projects
    5.300%,  04/01/05 ...........     250        266
Utica Community Schools, GO
    5.375%,  05/01/02 ...........     200        210
    5.750%,  05/01/07 ...........     500        543
Walled Lake School District,
    GO, MBIA
    5.500%,  05/01/02 ...........     500        528
Walled Lake School District, GO,
    Series II,
    Pre-refunded @ 102 (B)
    7.100%,  05/01/00 ...........     100        109
Warren Building Authority, RB,
    Pre-refunded @ 102, FSA (B)
    8.750%,  11/01/00 ...........     100        114
Warren Woods Public School System,
    Pre-refunded @ 100.50 (B)
    7.200%,  06/01/00 ...........     100        108

    The accompanying notes are an integral part of the financial statements.
                                       10

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

                                    Face
MICHIGAN TAX FREE BOND              Amount     Value
PORTFOLIO (continued)               (000)      (000)
-----------------------------------------------------
Washtenaw Community College,
    GO, Series A
    4.900%,  04/01/06 ..........  $ 1,200   $  1,251
Waterford Township School
    District, GO
    4.850%,  06/01/10 ...........   1,450      1,474
Wayne Charter County, Airport RB,
    Detroit Metro Airport,
    Series A, MBIA
    6.400%,  12/01/01 ...........     200        217
Wayne County, Building Authority,
    GO, Capital Improvements,
    Series A, MBIA
    5.625%,  06/01/04 ...........   1,000      1,083
Western Townships Utility Authority,
    GO, FSA, Escrowed to Maturity
    5.900%,  01/01/99 ...........     160        163
Wixon County, GO, AMBAC
    4.750%,  05/01/11 ...........   1,000        998
Wyandotte Building Authority, RB
    7.000%,  01/01/03 ...........     100        113
Wyandotte Electric Authority,
    RB, MBIA
    6.250%,  10/01/08 ...........   1,700      1,959
Wyandotte Finance Authority,
    Tax Allocation RB, MBIA
    6.100%,  06/01/02 ...........     500        541
                                            --------
        Total Michigan ..........             84,181
                                            --------
        Total Municipal Bonds
           (Cost $80,434) .......             84,181
                                            --------
CASH EQUIVALENTS -- 0.7%
SEI Institutional Tax Free Portfolio
    3.400%, ......................    596        596
                                            --------
        Total Cash Equivalents
           (Cost $596) ...........               596
                                            --------
        Total Investments-- 99.1%
           (Cost $81,030) ........            84,777
                                            --------
OTHER ASSETS AND LIABILITIES, NET-- 0.9%         789
                                            --------

MICHIGAN TAX FREE BOND                        Value
PORTFOLIO (concluded)                          (000)
-----------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I
    (unlimited authorization --
    no par value) based on
    8,356,859 outstanding
    shares of beneficial
    interest ......................          $81,808
Portfolio Shares of Class A
    (unlimited authorization --
    no par value) based on
    958 outstanding shares
    of beneficial interest ........                8
Accumulated Net Realized Gain
    on Investments ................                3
Net Unrealized Appreciation
    on Investments ................            3,747
                                            --------
Total Net Assets-- 100.0% .........          $85,566
                                            ========
Net Asset Value, Offering and Redemption
    Price Per Share-- Class I .....           $10.24
                                            ========
Net Asset Value and Redemption
    Price Per Share-- Class A .....           $10.24
                                            ========
Maximum Offering Price per Share --
    Class A ($10.24 / 95.5%) ......           $10.72
                                            ========

----------------------------------------------------
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
GO -- General Obligation Bond
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
(A) Security is held in connection with a letter of
    credit or standby bond purchase agreement issued
    by a major commercial bank or other financial
    institution.
(B) Pre-refunded Security. The pre-refunded
    date is shown as the maturity date on the
    Statement of Net Assets.

    The accompanying notes are an integral part of the financial statements.
                                       11

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

                                     Face
PRIME OBLIGATION MONEY               Amount     Value
MARKET PORTFOLIO                     (000)      (000)
-----------------------------------------------------
COMMERCIAL PAPER -- 66.6%
BANKING -- 4.5%
Nationsbank
    5.670%,  03/20/98 .........   $ 3,000    $ 2,978
Svenska Handelsbankev, NY
5.750%,  03/09/98 .............     3,000      2,983
                                             -------
        Total Banking .........                5,961
                                             -------
FINANCIAL SERVICES -- 50.6%
BCI Funding
    5.750%,  03/05/98 .........     3,000      2,985
Bear Stearns
    5.540%,  02/09/98 .........     4,500      4,494
Beneficial
    5.580%,  02/24/98 .........     3,000      2,989
Centric Capital
    5.950%,  02/23/98 .........     3,000      2,989
Commoloco
    5.600%,  04/15/98 .........     3,000      2,966
Enterprise Funding
    5.560%,  02/27/98 .........     4,500      4,482
Eureka Securities
    5.580%,  03/16/98 .........     4,500      4,470
Falcon Asset Securitization
    5.750%,  02/23/98 .........     3,050      3,039
Ford Motor Credit
    5.450%,  04/20/98 .........     4,065      4,017
General Electric Capital
    5.580%,  04/15/98 .........     3,000      2,966
General Electric Financial Assurance
    5.450%,  04/21/98 .........     2,500      2,470
General Motors Acceptance
    5.590%,  02/04/98 .........     3,500      3,498
General Re
    5.760%,  03/27/98 .........     3,000      2,974
Island Finance
    5.900%,  02/12/98 .........     3,675      3,668
Kitty Hawk Funding
    5.750%,  03/02/98 .........     3,000      2,986
Merrill Lynch
    5.450%,  03/17/98 .........     2,290      2,275
Mont Blanc Capital
    5.580%,  02/25/98 .........     4,500      4,483
New Center Asset Trust
    5.780%,  03/13/98 .........     3,500      3,478

                                     Face
PRIME OBLIGATION MONEY               Amount     Value
MARKET PORTFOLIO  (continued)        (000)      (000)
-----------------------------------------------------
Prudential Funding
    5.700%,  03/16/98 .........   $ 3,000    $ 2,980
Ranger Funding
    5.600%,  02/06/98 .........       500        500
Rose Funding
    5.670%,  02/12/98 .........     3,000      2,995
Unifunding
    5.580%,  02/02/98 .........       300        300
                                             -------
        Total Financial Services              68,004
                                             -------
INDUSTRIAL -- 11.5%
Aon
    5.770%,  03/18/98 .........     3,500      3,475
Avon Capital
    5.560%,  02/05/98 .........     2,050      2,049
Chevron Transport
    5.700%,  02/13/98 .........     3,000      2,994
Colgate-Palmolive
    5.700%,  03/04/98 .........     3,500      3,483
Glaxo Wellcome PLC
    5.730%,  03/16/98 .........     3,500      3,476
                                             -------
        Total Industrial ......               15,477
                                             -------
        Total Commercial Paper
           (Cost $89,442) .....               89,442
                                             -------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.7%
FNMA (A)
    5.389%,  02/25/98 .........     9,000      9,000
                                             -------
        Total U.S. Government Agency Obligations
           (Cost $9,000) ......                9,000
                                             -------
FLOATING RATE INSTRUMENTS -- 4.5%
Peoples Security Life (A)
    5.880%,  02/01/98 .........     3,000      3,000
Travelers Insurance (A)
    5.956%,  04/01/98 .........     3,000      3,000
                                             -------
        Total Floating Rate Instruments
           (Cost $6,000) ......                6,000
                                             -------

    The accompanying notes are an integral part of the financial statements.
                                       12

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

                                     Face
PRIME OBLIGATION MONEY               Amount     Value
MARKET PORTFOLIO  (continued)        (000)      (000)
-----------------------------------------------------
CERTIFICATES OF DEPOSIT -- 13.4%
Bank Nova Scotia
    5.830%,  10/02/98 .........   $ 3,000   $  2,997
Barclays Bank
    5.840%,  03/09/98 .........     2,500      2,499
Chase Manhattan
    5.750%,  02/11/98 .........     3,000      3,000
International Nederlanden Bank
    5.840%,  03/09/98 .........     3,000      3,000
Swiss Bank
    5.690%,  01/07/99 .........     4,000      3,998
Wilmington Trust
    5.847%,  05/29/98 .........     2,500      2,500
                                            --------
        Total Certificates of Deposit
           (Cost $17,994) .....               17,994
                                            --------
CORPORATE BONDS -- 3.7%
Bank of America (A)
    5.650%,  04/16/98 .........     5,000      4,999
                                            --------
        Total Corporate Bonds
           (Cost $4,999) ......                4,999
                                            --------
BANK NOTES -- 5.2%
BankBoston
    5.690%,  07/06/98 .........     4,500      4,500
Morgan Guaranty
    5.955%,  06/22/98 .........     2,500      2,500
                                            --------
        Total Bank Notes
           (Cost $7,000) ......                7,000
                                            --------
        Total Investments-- 100.1%
           (Cost $134,435) ....              134,435
                                            --------
OTHER ASSETS AND LIABILITIES, NET-- (0.1%)       (77)
                                            --------

PRIME OBLIGATION MONEY                         Value
MARKET PORTFOLIO  (concluded)                  (000)
-----------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I
    (unlimited authorization --
    no par value) based on
    127,985,719 outstanding
    shares of beneficial
    interest ...................            $127,985
Portfolio Shares of Class A
    (unlimited authorization --
    no par value) based on
    6,381,885 outstanding shares
    of beneficial interest .....               6,382
Accumulated Net Realized Loss
    on Investments .............                  (9)
                                            --------
Total Net Assets-- 100.0%                   $134,358
                                            ========
Net Asset Value, Offering and Redemption
    Price Per Share-- Class I                  $1.00
                                            ========
Net Asset Value, Offering and Redemption
    Price Per Share-- Class A                  $1.00
                                            ========

----------------------------------------------------
FNMA -- Federal National Mortgage Association
(A)  Variable Rate Security -- The rate reported in the
     Statement of Net Assets is the rate in effect on January 31, 1998.

    The accompanying notes are an integral part of the financial statements.

                       This page left intentionally blank.

STATEMENT OF OPERATIONS (000)                         GOLDEN OAK FAMILY OF FUNDS
For the Year Ended January 31, 1998 (except where noted)               Unaudited

                                                                 INTERMEDIATE-TERM     MICHIGAN     PRIME OBLIGATION
                                          GROWTH        VALUE         INCOME         TAX FREE BOND    MONEY MARKET
                                         PORTFOLIO  PORTFOLIO (2)    PORTFOLIO       PORTFOLIO (2)      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
 Investment Income:
   Dividend Income ...................    $ 282         $ 288         $  --            $  --            $  --
   Interest Income ...................      112            27          7,746            2,551            7,837
---------------------------------------------------------------------------------------------------------------------
     Total Investment Income .........      394           315          7,746            2,551            7,837
---------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ..........      122            51            614              252              311
   Less: Waiver of Investment
     Advisory Fees ...................       (1)           (5)          (189)             (84)            (277)
   Investment Sub-Advisory Fees ......      144            78             --               --              104
   Administration Fees ...............       72            35            246              101              276
   Less: Waiver of
     Administration Fees .............       --            --             --               --               (7)
   Transfer Agent Fees ...............       30            18             44               22               48
   Custodian Fees ....................        3             2             14                6               18
   Professional Fees .................        4             3             19                9               28
   Registration Fees .................        1            --              9               --               11
   Distribution Fees(1) ..............        1            --             --               --              101
   Amortization of Deferred
     Organizational Costs ............       --             3             --                3               --
   Trustee Fees ......................        2             1             12                2               13
   Printing Expenses .................        6             5             22               14               24
   Other Expenses ....................        1            --              7                3                4
---------------------------------------------------------------------------------------------------------------------
     Total Expenses, Net of Waivers ..      385           191            798              328              654
---------------------------------------------------------------------------------------------------------------------
   Net Investment Income .............        9           124          6,948            2,223            7,183
---------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss)
     on Securities Sold ..............    9,392         6,415           (406)             137               8
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments ..................     (664)       (4,133)         3,080            1,943              --
---------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized
     Gain on Investments .............    8,728         2,282          2,674            2,080               8
---------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Resulting
     From Operations .................   $8,737        $2,406         $9,622           $4,303          $7,191
=====================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) All distribution fees are incurred in the Class A Shares.
(2) Commenced operations on June 23, 1997. Reflects operations for the period June 23, 1997 to January 31, 1998.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)              GOLDEN OAK FAMILY OF FUNDS
For the Periods Ended January 31,                                      Unaudited

                                                                                                              INTERMEDIATE-TERM
                                                          GROWTH                       VALUE                        INCOME
                                                         PORTFOLIO                  PORTFOLIO(1)                   PORTFOLIO
                                                 --------------------------       ---------------           -----------------------
                                                 2/1/97 TO        2/1/96 TO         6/23/97 TO              2/1/97 TO     2/1/96 TO
                                                  1/31/98          1/31/97            1/31/98                1/31/98       1/31/97
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net Investment Income ......................   $     9         $    11              $   124              $  6,948       $  5,917
  Net Realized Gain (Loss)
    on Securities Sold .......................     9,392           2,230                6,415                  (406)           (45)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ............      (664)          3,815               (4,133)                3,080         (3,128)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting
    from Investment Operations ...............     8,737           6,056                2,406                 9,622          2,744
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income
    Class I ..................................        --             (15)                (100)               (6,945)        (5,911)
    Class A ..................................        --              --                   --                    (4)            (6)
  Realized Net Gains
    Class I ..................................    (7,682)            (82)              (4,168)                   --             --
    Class A ..................................       (63)             (1)                 (10)                   --             --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions ..........................    (7,745)            (98)              (4,278)               (6,949)        (5,917)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Class I:
  Proceeds from Shares Issued ................    10,958           8,771               10,911                31,561         27,079
  Value from Shares Issued in Connection with
     Acquisition of Common Trust Fund Assets .        --              --               26,599                    --             --
  Reinvestment of Cash Distributions .........         2              --                    8                     1             --
  Cost of Shares Redeemed ....................    (8,688)         (6,628)              (4,733)              (24,986)       (11,494)
------------------------------------------------------------------------------------------------------------------------------------
Total Class I Share Transactions .............     2,272           2,143               32,785                 6,576         15,585
------------------------------------------------------------------------------------------------------------------------------------
Class A:
  Proceeds from Shares Issued ................        43             150                   53                     2             15
  Reinvestment of Cash Distributions .........        63               1                    7                     3              5
  Cost of Shares Redeemed ....................       (22)            (21)                  --                   (27)          (139)
------------------------------------------------------------------------------------------------------------------------------------
Total Class A Share Transactions .............        84             130                   60                   (22)          (119)
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From
   Capital Share Transactions ................     2,356           2,273               32,845                 6,554         15,466
Total Increase (Decrease) in Net Assets ......     3,348           8,231               30,973                 9,227         12,293
Net Assets:
  Beginning of Period ........................    33,199          24,968                   --               116,773        104,480
------------------------------------------------------------------------------------------------------------------------------------
  End of Period ..............................   $36,547         $33,199              $30,973              $126,000       $116,773
====================================================================================================================================
Shares Issued and Redeemed
Class I:
  Shares Issued ..............................       857             790                1,109                 3,195          2,757
  Shares Issued in Connection with
    Acquisition of Common Trust Fund Assets ..        --              --                2,660                    --             --
  Shares Issued in Lieu of Cash Distributions         --              --                    1                    --             --
  Shares Redeemed ............................      (600)           (601)                (455)               (2,527)        (1,162)
------------------------------------------------------------------------------------------------------------------------------------
Total Class I Share Transactions .............       257             189                3,315                   668          1,595
------------------------------------------------------------------------------------------------------------------------------------
Class A:
  Shares Issued ..............................         3               1                    5                    --              1
  Shares Issued in Lieu of Cash Distributions          6              --                    1                    --             --
  Shares Redeemed ............................        (2)             (2)                  --                    (3)           (14)
------------------------------------------------------------------------------------------------------------------------------------
Total Class A Share Transactions .............         7              (1)                   6                    (3)           (13)
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Capital Shares ........       264             188                3,321                   665          1,582
====================================================================================================================================

                                                          MICHIGAN                 PRIME OBLIGATION
                                                        TAX FREE BOND                MONEY MARKET
                                                         PORTFOLIO(1)                  PORTFOLIO
                                                       ----------------         -----------------------
                                                         6/23/97 TO             2/1/97 TO     2/1/96 TO
                                                           1/31/98               1/31/98       1/31/97
--------------------------------------------------------------------------------------------------------
Investment Operations:
  Net Investment Income ..............................    $ 2,223              $  7,183    $    8,467
  Net Realized Gain (Loss)
    on Securities Sold ...............................        137                     8           (11)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ....................      1,943                    --            --
--------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting
    from Investment Operations .......................      4,303                 7,191         8,456
--------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income
    Class I ..........................................     (2,222)               (5,163)       (5,202)
    Class A ..........................................         (1)               (2,020)       (3,265)
  Realized Net Gains
    Class I ..........................................       (134)                   --            --
    Class A ..........................................         --                    --            --
--------------------------------------------------------------------------------------------------------
Total Distributions ..................................     (2,357)               (7,183)       (8,467)
--------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Class I:
  Proceeds from Shares Issued ........................     13,619               220,104       202,332
  Value from Shares Issued in Connection with
     Acquisition of Common Trust Fund Assets .........     77,580                    --            --
  Reinvestment of Cash Distributions .................         --                     4             6
  Cost of Shares Redeemed ............................     (7,587)             (186,643)     (215,233)
--------------------------------------------------------------------------------------------------------
Total Class I Share Transactions .....................     83,612                33,465       (12,895)
--------------------------------------------------------------------------------------------------------
Class A:
  Proceeds from Shares Issued ........................          8               214,687       498,815
  Reinvestment of Cash Distributions .................         --                   274           227
  Cost of Shares Redeemed ............................         --              (280,270)     (502,644)
--------------------------------------------------------------------------------------------------------
Total Class A Share Transactions .....................          8               (65,309)       (3,602)
--------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From
   Capital Share Transactions ........................     83,620               (31,844)      (16,497)
Total Increase (Decrease) in Net Assets ..............     85,566               (31,836)      (16,508)
Net Assets:
  Beginning of Period ................................         --               166,194       182,702
--------------------------------------------------------------------------------------------------------
  End of Period ......................................    $85,566              $134,358      $166,194
========================================================================================================
Shares Issued and Redeemed
Class I:
  Shares Issued ......................................      1,349               220,104       202,332
  Shares Issued in Connection with
    Acquisition of Common Trust Fund Assets ..........      7,758                    --            --
  Shares Issued in Lieu of Cash Distributions ........         --                     4             6
  Shares Redeemed ....................................       (750)             (186,643)     (215,233)
--------------------------------------------------------------------------------------------------------
Total Class I Share Transactions .....................      8,357                33,465       (12,895)
--------------------------------------------------------------------------------------------------------
Class A:
  Shares Issued ......................................          1               214,687       498,815
  Shares Issued in Lieu of Cash Distributions ........         --                   274           227
  Shares Redeemed ....................................         --              (280,270)     (502,644)
--------------------------------------------------------------------------------------------------------
Total Class A Share Transactions .....................          1               (65,309)       (3,602)
--------------------------------------------------------------------------------------------------------
Increase (Decrease) in Capital Shares ................      8,358               (31,844)      (16,497)
--------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Commenced operations on June 23, 1997

    The accompanying notes are an integral part of the financial statements.
                                     16 & 17

FINANCIAL HIGHLIGHTS                                  GOLDEN OAK FAMILY OF FUNDS
For a Share Outstanding Throughout the Period
For the Periods Ended January 31,                                      Unaudited

                                                                                                                      RATIO OF
            NET                 REALIZED        DISTRIBUTIONS       NET                 NET               RATIO OF    EXPENSES
           ASSET                  AND        ------------------    ASSET              ASSETS   RATIO OF      NET     TO AVERAGE
           VALUE       NET     UNREALIZED        NET      NET      VALUE                END    EXPENSES    INCOME    NET ASSETS
         BEGINNING INVESTMENT  GAIN (LOSS)   INVESTMENT REALIZED    END     TOTAL    OF PERIOD TO AVERAGE TO AVERAGE (EXCLUDING
         OF PERIOD   INCOME   ON INVESTMENTS    INCOME    GAIN   OF PERIOD  RETURN+    (000)   NET ASSETS NET ASSETS   WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO CLASS I
   1998   $12.66       --         3.12            --     (3.12)    $12.66   25.85%   $ 36,240    1.07%      0.03%       1.08%
   1997    10.26       --         2.44          (0.01)   (0.03)     12.66   23.79      32,973    1.10       0.04        1.11
   1996    10.00      0.07        1.74          (0.07)   (1.48)     10.26   18.81      24,775    1.10       0.62        1.17
   1995    10.82      0.08       (0.64)         (0.08)   (0.18)     10.00   (5.24)     32,931    1.10       0.74        1.24
   1994(1) 10.00      0.08        0.82          (0.08)     --       10.82    9.08      24,955    1.10       0.77        1.21
GROWTH PORTFOLIO CLASS A
   1998   $12.57     (0.01)       3.07            --     (3.12)    $12.51   25.56%$       307    1.32%     (0.21)%      1.32%
   1997    10.20     (0.03)       2.43            --     (0.03)     12.57   23.56         226    1.35      (0.20)       1.36
   1996     9.96      0.04        1.72          (0.04)   (1.48)     10.20   18.43         193    1.35       0.30        1.42
   1995    10.81      0.05       (0.67)         (0.05)   (0.18)      9.96   (5.76)        125    1.35       0.49        1.49
   1994(3)  9.54      0.02        1.27          (0.02)     --       10.81   22.00*        173    1.35*      0.33*       1.45*
VALUE PORTFOLIO CLASS I
   1998(4)$10.00     0.04         0.86          (0.04)   (1.53)$     9.33    9.15%   $ 30,922    1.10%      0.72%       1.13%
VALUE PORTFOLIO CLASS A
   1998(4)$10.00     0.02         0.86          (0.03)   (1.53)$     9.32    8.97%   $     52    1.35%      0.31%       1.36%
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS I
   1998   $ 9.83      0.56        0.21          (0.56)     --      $10.04    8.07%   $125,936    0.65%      5.66%       0.80%
   1997    10.15      0.54       (0.32)         (0.54)     --        9.83    2.31     116,689    0.65       5.48        0.80
   1996     9.52      0.56        0.63          (0.56)     --       10.15   12.83     104,270    0.65       5.68        0.84
   1995    10.19      0.50       (0.67)         (0.50)     --        9.52   (1.61)     80,064    0.65       5.21        0.86
   1994(1) 10.00      0.46        0.23          (0.46)   (0.04)     10.19    6.99      64,329    0.65       4.47        0.83
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS A
   1998   $ 9.83      0.53        0.21          (0.53)     --      $10.04    7.78%   $     64    0.90%      5.40%       1.06%
   1997    10.15      0.52       (0.32)         (0.52)     --        9.83    2.05          84    0.90       5.20        1.05
   1996     9.52      0.54        0.63          (0.54)     --       10.15   12.54         210    0.90       5.49        1.09
   1995    10.19      0.48       (0.67)         (0.48)     --        9.52   (1.85)        314    0.90       4.96        1.11
   1994(3) 10.12      0.31        0.11          (0.31)   (0.04)     10.19    6.72*        365    0.90*      4.27*       1.08*
MICHIGAN TAX FREE BOND PORTFOLIO CLASS I
   1998(4)$10.00     0.27         0.26          (0.27)   (0.02)    $10.24    5.35%   $ 85,556    0.65%      4.41%       0.82%
MICHIGAN TAX FREE BOND PORTFOLIO CLASS A
   1998(4)$10.00     0.27         0.26          (0.27)   (0.02)    $10.24    5.31%   $     10    0.90%      4.15%       1.05%
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS I
   1998   $ 1.00      0.05         --           (0.05)     --     $  1.00    5.41%   $127,977    0.40%      5.29%       0.59%
   1997     1.00      0.05         --           (0.05)     --        1.00    5.21      94,508    0.40       5.08        0.68
   1996     1.00      0.06         --           (0.06)     --        1.00    5.74     107,409    0.40       5.60        0.70
   1995     1.00      0.04         --           (0.04)     --        1.00    4.21     109,076    0.40       4.20        0.68
   1994(1)  1.00      0.03         --           (0.03)     --        1.00    2.87     117,188    0.40       2.83        0.67
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS A
   1998   $ 1.00      0.05         --           (0.05)     --     $  1.00    5.15%   $  6,381    0.65%      4.99%       0.90%
   1997     1.00      0.05         --           (0.05)     --        1.00    4.95      71,686    0.65       4.83        0.93
   1996     1.00      0.05         --           (0.05)     --        1.00    5.47      75,293    0.65       5.31        0.95
   1995     1.00      0.04         --           (0.04)     --        1.00    3.95      21,018    0.65       3.95        0.93
   1994(2)  1.00       --          --             --       --        1.00    2.90*        104    0.65*      2.68*       0.93*
====================================================================================================================================


           RATIO OF
          NET INCOME
          TO AVERAGE
          NET ASSETS  PORTFOLIO    AVERAGE
         (EXCLUDING   TURNOVER   COMMISSION
           WAIVERS)      RATE      RATE++
-------------------------------------------
GROWTH PORTFOLIO CLASS I
   1998     0.02%       131.54%   $0.0600
   1997     0.03        130.69     0.0600
   1996     0.55        189.48       N/A
   1995     0.60         84.00       N/A
   1994(1)  0.66         68.91       N/A
GROWTH PORTFOLIO CLASS A
   1998    (0.21)%      131.54%   $0.0600
   1997    (0.21)       130.69     0.0600
   1996     0.23        189.48       N/A
   1995     0.35         84.00       N/A
   1994(3)  0.23*        68.91       N/A
VALUE PORTFOLIO CLASS I
   1998(4)  0.69%        90.97%   $0.0421
VALUE PORTFOLIO CLASS A
   1998(4)  0.30%        90.97%   $0.0421
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS I
   1998     5.51%        60.78%     N/A
   1997     5.33         34.67      N/A
   1996     5.49        121.47      N/A
   1995     5.00        141.51      N/A
   1994(1)  4.29         71.73      N/A
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS A
   1998     5.24%        60.78%     N/A
   1997     5.05         34.67      N/A
   1996     5.30        121.47      N/A
   1995     4.75        141.51      N/A
   1994(3)  4.09*        71.73      N/A
MICHIGAN TAX FREE BOND PORTFOLIO CLASS I
   1998(4)  4.24%         9.77%     N/A
MICHIGAN TAX FREE BOND PORTFOLIO CLASS A
   1998(4)  4.00%         9.77%     N/A
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS I
   1998     5.10%          N/A      N/A
   1997     4.80           N/A      N/A
   1996     5.30           N/A      N/A
   1995     3.92           N/A      N/A
   1994(1)  2.56           N/A      N/A
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS A
   1998     4.74%          N/A      N/A
   1997     4.55           N/A      N/A
   1996     5.01           N/A      N/A
   1995     3.67           N/A      N/A
   1994(2)  2.40*          N/A      N/A
===========================================
Amounts designated as "--" are either $0 or have been rounded to $0.
*   Annualized
+   Total return does not reflect the sales charge on Class A shares.
++  Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
(1) Commenced operations February 1, 1993.
(2) Commenced operations January 20, 1994.
(3) Commenced operations June 18, 1993.
(4) Commenced operations June 23, 1997.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                         GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

1. Organization:

THE GOLDEN OAK FAMILY OF FUNDS are separate investment portfolios of The Arbor Fund (the "Trust"). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992 and had no operations through February 1, 1993 other than those related to organizational matters and the sale of initial shares to SEI Fund Resources (the "Administrator") on October 9, 1992. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management company. These financial statements relate to the Trust's Golden Oak Growth Portfolio, Golden Oak Value Portfolio, ("the Equity Portfolios"), Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio, ("the Bond Portfolios"), and Golden Oak Prime Obligation Money Market Portfolio ("the Money Market Portfolio"), (together, the "Portfolios"). On August 11, 1997 the Board of Directors for the Arbor Fund approved a name change for the Class A shares of each Portfolio to the Institutional (Class I) shares, and the Class B shares to the Class A shares. The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general trustee supervision.

Investment securities held by the Money Market Portfolio are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

FEDERAL INCOME TAXES -- It is each Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required in the financial statements.

SECURITY TRANSACTIONS AND RELATED INCOME --Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is accrued as earned. Costs used in determining realized gains and losses on sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Bond Portfolios are accreted and amortized to maturity using the effective interest method.

REPURCHASE AGREEMENTS -- The Portfolios invest in tri-party repurchase agreements. It is the Trust's policy that securities held as collateral for tri-party repurchase agreements are maintained in a

NOTES TO FINANCIAL STATEMENTS (continued)             GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty.

If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Portfolios may be delayed or limited.

NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated each business day. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.

CLASSES OF SHARES -- Class specific expenses are borne by that class. Income, expenses and realized and unrealized gains and losses are allocated to the respective classes on the basis of their relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets. Class A bears a class specific 12b-1 fee.

OTHER -- Distributions from net investment income are declared and paid quarterly to Shareholders of the Equity Portfolios. Distributions from net investment income for the Money Market Portfolio and the Bond Portfolios are declared daily and paid to Shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

3. Administration and Distribution Agreements:

The Trust and the Administrator have entered into an Administration Agreement (the "Administration Agreement"). Under terms of the Administration Agreement, the Administrator is entitled to a fee that is calculated daily and paid monthly at an annual rate of .20% of the average daily net assets of each of the Portfolios. There is a minimum annual administration fee of $100,000 for each of the Golden Oak Michigan Tax Free Bond Portfolio and the Golden Oak Value Portfolio and any other new Golden Oak portfolios which the Trust may register.

The Administrator serves as the shareholder servicing agent for the Portfolios. Compensation for this service is paid under the Administration Agreement.

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, have entered into a Distribution Agreement (the "Distribution Agreement"). The Distributor receives no fees for its distribution services under the Distribution Agreement. The Trustees have adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") on behalf of the Class A shares. The Plan provides for payment to the Distributor at an annual rate of .25% of the average daily net assets for the Class A shares of each Portfolio.

4. Investment Advisory Agreement:

The Trust has entered into an Investment Advisory Agreement with Citizens Bank (the "Adviser") dated January 28, 1993 under which the Adviser receives an annual fee equal to .34% of the average daily net assets of the Growth Portfolio, .29% of the first $50 million, .39% of the next $50 million, and .34% of any amount above $100 million of the average daily net assets of the Value Portfolio, .50% of the average daily net assets of the Bond Portfolios and .225% of the first $500 million, and .28% of any amount above $500 million of the average daily net assets of the Money Market Portfolio. The Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse each Portfolio's expenses) in order to limit operating expenses of the Class I and Class A shares (exclusive of distribution expenses) to not more

NOTES TO FINANCIAL STATEMENTS (continued)             GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited

than 1.10% of the average daily net assets of the Equity Portfolios, .65% of the average daily net assets of the Bond Portfolios and .40% of the average daily net assets of the Money Market Portfolio. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Wellington Management Company, LLP serves as the investment sub-adviser for the Money Market Portfolio pursuant to a sub-advisory agreement dated January 28, 1993 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .075% of the first $500 million, and .02% of any amount above $500 million of the average daily net assets of the Portfolio.

Nicholas-Applegate Capital Management serves as the investment sub-adviser for the Growth Portfolio pursuant to a sub-advisory agreement dated August 31, 1995 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .40% of the average daily net assets of the Portfolio.

Systematic Financial Management, L.P. serves as the investment sub-adviser for the Value Portfolio pursuant to a sub-advisory agreement dated June 23, 1997 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .45% of the first $50 million, .35% of the next $50 million, and .40% of any amount above $100 million of the average daily net assets of the Portfolio.

5. Organizational Costs and Transactions with Affiliates:

Organizational costs have been capitalized by the Trust and are being amortized over sixty months beginning with the commencement of operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers and a trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers and trustee are not compensated by the Trust for serving in their respective roles.

6. Investment Transactions:

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments during the period ended January 31, 1998, were as follows:

                                      INTERMEDIATE-    MICHIGAN
                                          TERM         TAX-FREE
                  GROWTH     VALUE       INCOME          BOND
                   (000)     (000)        (000)          (000)
----------------------------------------------------------------
Purchases:
  U.S. Government $    --   $    --      $39,474       $    --
  Other ........   44,254    26,796       26,412        16,811
Sales:
  U.S. Government $    --   $    --      $53,142       $    --
  Other ........   50,220    25,316       13,982         7,823

At January 31, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at January 31, 1998 for the Equity and Bond Portfolios are as follows:

                                      INTERMEDIATE-    MICHIGAN
                                          TERM         TAX-FREE
                  GROWTH     VALUE       INCOME          BOND
                   (000)     (000)        (000)          (000)
---------------------------------------------------------------
Aggregate Gross
  Unrealized
  Appreciation   $6,596    $9,040       $2,455         $3,749
Aggregate Gross
  Unrealized
  Depreciation     (556)     (457)         (96)            (2)
                 ------    ------       ------         ------
Net Unrealized
  Appreciation   $6,040    $8,583       $2,359         $3,747
                 ======    ======       ======         ======

NOTES TO FINANCIAL STATEMENTS (concluded)             GOLDEN OAK FAMILY OF FUNDS
January 31, 1998                                                       Unaudited


7. Concentration of Credit Risk:

The Money Market Portfolio invests primarily in money market instruments maturing in 397 days or less whose ratings are within the two highest ratings categories assigned by a nationally recognized statistical rating organization or, if not rated, are believed by the Sub-Adviser to be of comparable quality. The Bond Portfolios invest primarily in marketable debt instruments. The market value of these investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of debt securities generally rise. Conversely, during periods of rising interest rates the values of such securities generally decline. The ability of the issuers of the securities held by these Portfolios to meet their obligations may be affected by economic and political developments in a specific industry, state or region. Changes by recognized rating organizations in the ratings of any debt security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

8. Common Trust Fund Conversions:

On June 23, 1997, certain Common Trust Funds of Citizens Bank and its affiliates were converted into the Golden Oak Family of Funds. The Funds that were involved in the conversion were as follows:

COMMON TRUST FUND        GOLDEN OAK PORTFOLIO
-----------------------------------------------
Tax Exempt Bond Fund     Michigan Tax Free Bond
                         Portfolio

Value Equity Fund        Value Portfolio

The assets which consisted of securities and related receivables, were converted on a tax-free basis. The number of shares issued for each Fund and the net assets (including unrealized appreciation) of each fund immediately before the conversion were as follows:

COMMON             NET        UNREALIZED      GOLDEN OAK
TRUST FUND       ASSETS      APPRECIATION    SHARES ISSUED
----------------------------------------------------------
Tax Exempt
   Bond Fund  $77,580,483    $ 1,803,730      7,758,048

Value Equity
   Fund        26,599,230     12,716,514      2,659,923

9. Consents of Sole Shareholder:

On June 20, 1997, the sole shareholder of the Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Value Portfolio (the "Portfolios") approved the following appointments: SEI Fund Resources as administrator of the Portfolios, Citizens Bank as investment adviser to the assets of the Portfolios, SEI Investments Distribution Co. as distributor of the shares of the Portfolios, Price Waterhouse LLP as independent public accountants of the Portfolios and, for the Golden Oak Value Portfolio, Systematic Financial Management, L.P. as sub-adviser to the assets of that Portfolio.

                           PART C: OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS:

    (a) Financial Statements:

       Part A--Financial Highlights

       Part B--


(1)        The following unaudited financial statements for the Golden Oak
             Growth Portfolio, Golden Oak Intermediate-Term Income Portfolio,
             Golden Oak Prime Obligation Money Market Portfolio, Golden Oak
             Value Portfolio and Golden Oak Michigan Tax Free Bond Portfolio for the fiscal year ended January 31, 1998, are included in the Statement of Additional Information:
             Statement of Net Assets
             Statement of Operations
             Statement of Changes in Net Assets
             Financial Highlights
             Notes to Financial Highlights

(2)        The following audited financial statements for the Golden Oak Growth
             Portfolio, Golden Oak Intermediate-Term Income Portfolio and Golden Oak
             Prime Obligation Money Market Portfolio for the fiscal year ended January
             31, 1997, including the report of Price Waterhouse LLP dated March 14,
             1997, are incorporated by reference to the Statement of Additional
             Information from Form N-30D filed on March 27, 1997 with Accession Number
             0000935069-97-000034:
             Statement of Net Assets
             Statement of Operations
             Statement of Changes in Net Assets
             Financial Highlights
             Notes to Financial Statements

(3)        The following audited financial statements for the OVB Equity Income
             Portfolio, OVB Prime Obligations Portfolio, OVB Capital Appreciation
             Portfolio, OVB Emerging Growth Portfolio, OVB Government Securities
             Portfolio and OVB West Virginia Tax-Exempt Income Portfolio (the "OVB
             Portfolios") for the fiscal year ended January 31, 1997, including the report of Price Waterhouse LLP dated March 14, 1997, are incorporated by reference to the Statement of Additional Information from Form N-30D filed on March 31, 1997 with Accession Number 0000935069-97-000040:
             Statement of Net Assets
             Statement of Operations
             Statement of Changes in Net Assets
             Financial Highlights
             Notes to Financial Statements

(4)        The following audited financial statements for the U.S. Government
             Securities Money Fund and Prime Obligations Fund for the fiscal year ended
             January 31, 1997, including the report of Price Waterhouse LLP dated March
             14, 1997, are incorporated by reference to the Statement of Additional
             Information from Form N-30D filed on March 27, 1997 with Accession Number
             0000935069-97-000035:
             Statement of Net Assets
             Statement of Operations
             Statement of Changes in Net Assets
             Financial Highlights
             Notes to Financial Statements

    (b) Additional Exhibits:

(1)        Registrant's Agreement and Declaration of Trust, originally filed with the
             Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on August 11, 1992, is incorporated herein by reference as exhibit 1 to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(2)        Registrant's By-Laws, originally filed with the Registrant's Registration
             Statement on Form N-1A (File No. 33-50718) with the Securities and
             Exchange Commission on August 11, 1992, are incorporated herein by reference as exhibit 2 to Post-Effective Amendment No. 17 filed with the
             Securities and Exchange Commission on April 2, 1997.
(3)        Not Applicable.
(4)        Not Applicable.
(5)(a)     Investment Advisory Agreement between the Registrant and Citizens Commercial and Savings Bank with respect to the Golden Oak Diversified Growth
             Portfolio, the Golden Oak Intermediate-Term Income Portfolio, Golden Oak
             Michigan Tax Free Bond Portfolio and Golden Oak Prime Obligation Money
             Market Portfolio, originally filed as exhibit 5(b) with Pre-Effective
             Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File
             No. 33-50718) with the Securities and Exchange Commission on January 13,
             1993, is incorporated herein by reference as exhibit 5(a) to
             Post-Effective Amendment No. 17 filed with the Securities and Exchange
             Commission on April 2, 1997.
(5)(b)     Investment Sub-Advisory Agreement by and among Registrant, Citizens
             Commercial and Savings Bank and Wellington Management Company, LLP with respect to the Golden Oak Prime Obligation Money Market Portfolio,
             originally filed as exhibit 5(c), is incorporated herein by reference to
             Pre-Effective Amendment No. 2 to Registrant's Registration Statement on
             Form N-1A (File No. 33-50718) filed with the Securities and Exchange
             Commission on January 13, 1993.



(5)(c)     Investment Advisory Agreement between the Registrant and One Valley Bank,
             National Association with respect to the OVB Portfolios, originally filed as exhibit 5(h) with Post-Effective Amendment No. 6 to Registrant's
             Registration Statement on Form N-1A (File No. 33-50718) with the
             Securities and Exchange Commission on September 23, 1993, is incorporated herein by reference as exhibit 5(d) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(5)(d)     Investment Sub-Advisory Agreement by and among the Registrant, One Valley
             Bank, National Association, and Wellington Management Company, LLP with respect to the OVB Prime Obligations Portfolio, originally filed as exhibit 5(i) with Post-Effective Amendment No. 6 to Registrant's
             Registration Statement on Form N-1A (File No. 33-50718) with the
             Securities and Exchange Commission on September 23, 1993, is incorporated herein by reference as exhibit 5(e) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(5)(e)     Investment Advisory Agreement between the Registrant and Capitoline
             Investment Services, Incorporated with respect to the U.S. Government
             Securities Money Fund, originally filed as exhibit 5(j), with
             Post-Effective Amendment No. 9 to Registrant's Registration Statement on
             Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on June 2, 1994, is incorporated herein by reference as exhibit 5(f) to
             Post-Effective Amendment No. 17 filed with the Securities and Exchange
             Commission on April 2, 1997.
(5)(f)     Schedule B to Investment Advisory Agreement between the Registrant and
             Citizens Commercial & Savings Bank with respect to Golden Oak Growth and
             Income Portfolio, originally filed as exhibit 5(l) with Post-Effective
             Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File
             No. 33-50718) filed with the Securities and Exchange Commission on
             September 30, 1994 is incorporated herein by reference as exhibit
             5(g) to Post-Effective Amendment No. 18 filed with the Securities and
             Exchange Commission on May 30, 1997.
(5)(g)     Schedule to the Investment Advisory Agreement between Registrant and
             Capitoline Investment Services Incorporated with respect to the Prime
             Obligations Fund, originally filed as exhibit 5(q) with Post-Effective
             Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File
             No. 33-50718) with the Securities and Exchange Commission on August 11,
             1995, is incorporated herein by reference as exhibit 5(h) to
             Post-Effective Amendment No. 17 filed with the Securities and Exchange
             Commission on April 2, 1997.
(5)(h)     Investment Sub-Advisory Agreement by and among the Registrant and Citizens
             Bank and Nicholas-Applegate Capital Management with respect to the Golden
             Oak Diversified Growth Portfolio, originally filed as exhibit 5(u), is incorporated herein by reference to Post-Effective Amendment No. 14 to
             Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 29, 1996.


(5)(i)     Investment Advisory Agreement between the Registrant and One Valley Bank,
             National Association with respect to the OVB Equity Income Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 16 to the
             Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on February 28, 1997.
(5)(j)     Form of Investment Sub-Advisory Agreement by and among the Registrant,
             Citizens Bank and Systematic Financial Management, L.P. with respect to the Golden Oak Value Portfolio is incorporated herein by reference as exhibit 5(m) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

(6)(a)     Distribution Agreement between Registrant and SEI Financial Services
             Company, originally filed with Pre-Effective Amendment No. 1 to
             Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on October 14, 1992, is
             incorporated herein by reference as exhibit 6(a) to Post-Effective
             Amendment No. 17 filed with the Securities and Exchange Commission on
             April 2, 1997.
(6)(b)     Transfer Agent Agreement between Registrant and SEI Financial Management
             Corporation is incorporated herein by reference to Pre-Effective Amendment
             No. 2 to Registrant's Registration Statement on Form N-1A (File No.
             33-50718) filed with the Securities and Exchange Commission on January 13,
             1993.
(6)(c)     Transfer Agent Agreement between Registrant and Crestar Bank is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's
             Registration Statement on Form N-1A (File No. 33-50718) filed with the
             Securities and Exchange Commission on May 31, 1995.
(6)(d)     Transfer Agent Agreement between Registrant and Supervised Service Company is incorporated herein by reference to Post-Effective Amendment No. 12 to
             Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 31, 1995.
(7)        Not Applicable.
(8)(a)     Custodian Agreement between Registrant and CoreStates Bank N.A., originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration
             Statement on Form N-1A (File No. 33-50718) with the Securities and
             Exchange Commission on October 14, 1992, is incorporated herein by reference as exhibit 8(a) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

(8)(b)     Custodian Agreement between Registrant and Crestar Bank, originally filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement
             on Form N-1A (File No. 33-50718) filed with the Securities and Exchange
             Commission on June 2, 1994, is incorporated herein by reference as exhibit 8(b) to Post-Effective Amendment No. 18 filed with the
             Securities and Exchange Commission on May 30, 1997.

(9)(a)     Administration Agreement between Registrant and SEI Financial Management
             Corporation with Schedule dated January 28, 1993 for the Golden Oak
             Portfolios and forms of Schedule for the California Tax Exempt Portfolio and Institutional Tax Free Portfolio, originally filed as exhibit 5(a), is incorporated herein by reference to Post-Effective Amendment No. 4 to
             Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on July 29, 1993.

(9)(b)     Form of Schedule, relating to the OVB Prime Obligations, OVB Capital
             Appreciation, OVB Emerging Growth, OVB Government Securities and OVB West
             Virginia Tax-Exempt Income Portfolios (the "OVB Portfolios"), to
             Administration Agreement by and between the Registrant and SEI Financial
             Management Corporation dated as of January 28, 1993, originally filed as exhibit 5(g), is incorporated herein by reference to Post-Effective
             Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File
             No. 33-50718) filed with the Securities and Exchange Commission on
             September 23, 1993.
(9)(c)     Form of Schedule relating to U.S. Government Securities Money Fund, to
             Administration Agreement by and between Registrant and SEI Financial
             Management Corporation, originally filed as exhibit 5(k), is incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant's
             Registration Statement on Form N-1A (File No. 33-50718) filed with the
             Securities and Exchange Commission on June 2, 1994.
(9)(d)     Form of Schedule, relating to Golden Oak Growth and Income Portfolio, to
             Administration Agreement by and between Registrant and SEI Financial
             Management Corporation, originally filed as exhibit 5(n), is incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's
             Registration Statement on Form N-1A (File No. 33-50718) filed with the
             Securities and Exchange Commission on September 30, 1994.
(9)(e)     Administration Agreement between Registrant and SEI Financial Corporation with Schedule dated January 28, 1993 as amended and restated on May 17,
             1994 for Golden Oak Portfolios, the Prudential Portfolios and the OVB
             Portfolios, originally filed as exhibit 5(o) with Post-Effective Amendment
             No. 12 to Registrant's Registration Statement on Form N-1A (File No.
             33-50718) with the Securities and Exchange Commission on May 31, 1995, is
             incorporated herein by reference as exhibit 9(e) to Post-Effective
             Amendment No. 17 filed with the Securities and Exchange Commission on
             April 2, 1997.
(9)(f)     Administration Agreement between Registrant and SEI Financial Management
             Corporation with Schedule dated August 1, 1994, originally filed as exhibit 5(p) with Post-Effective Amendment No. 12 to Registrant's
             Registration Statement on Form N-1A (File No. 33-50718) with the
             Securities and Exchange Commission on May 31, 1995, is incorporated herein by reference as exhibit 9(f) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(9)(g)     Schedule relating to the Prime Obligations Fund, to Administration Agreement
             by and between Registrant and SEI Financial Management Corporation, originally filed as exhibit 5(p) with Post-Effective Amendment No. 13 to
             Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on August 11, 1995, is incorporated herein by reference as exhibit 9(g) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(9)(h)     Consent to Assignment and Assumption of Administration Agreement between the
             Registrant and SEI Financial Management Corporation, dated January 28,
             1993, to SEI Fund Resources is incorporated herein by reference as exhibit
             9(h) to Post-Effective Amendment No. 17 filed with the Securities and
             Exchange Commission on April 2, 1997.

(10)       Opinion and Consent of Counsel, originally filed with Pre-Effective
             Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File
             No. 33-50718) with the Securities and Exchange Commission on January 13,
             1993, is incorporated herein by reference as exhibit 10 to Post-Effective
             Amendment No. 17 filed with the Securities and Exchange Commission on
             April 2, 1997.
(11)       Not Applicable.
(12)       Not Applicable.
(13)       Not Applicable.
(14)       Not Applicable.
(15)(a)    Registrant's Distribution Plan with respect to the Class B shares of the
             Golden Oak Portfolios (except Golden Oak Growth and Income Portfolio), originally filed with Pre-Effective Amendment No. 1 to Registrant's
             Registration Statement on Form N-1A (File No. 33-50718) with the
             Securities and Exchange Commission on October 14, 1992, is incorporated herein by reference as exhibit 15(a) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(15)(b)    Registrant's Distribution Plan with respect to the Class B shares of the OVB
             Portfolios, originally filed with Post-Effective Amendment No. 6 to
             Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on September 23, 1993, is
             incorporated herein by reference as exhibit 15(b) to Post-Effective
             Amendment No. 17 filed with the Securities and Exchange Commission on
             April 2, 1997.
(15)(c)    Form of Registrant's Distribution Plan with respect to the Class B Shares of the Golden Oak Growth and Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration
             Statement on Form N-1A (File No. 33-50718) filed with the Securities and
             Exchange Commission on September 30, 1994.
(15)(d)    Rule 18f-3 Multi-Class Plan, originally filed with Post-Effective Amendment
             No. 12 to Registrant's Registration Statement on Form N-1A (File No.
             33-50718) with the Securities and Exchange Commission on May 31, 1995, is
             incorporated herein by reference as exhibit 15(d) to Post-Effective
             Amendment No. 17 filed with the Securities and Exchange Commission on
             April 2, 1997.
(16)       Performance Quotation Computation with respect to the Golden Oak Portfolios is incorporated herein by reference to Pre-Effective Amendment No. 2 to
             Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on January 13, 1993.
(17)       Financial Data Schedules are filed herewith.
(24)       Powers of Attorney for John T. Cooney, William M. Doran, Frank E. Morris,
             Robert A. Nesher, Robert A. Patterson, Gene Peters, James M. Storey and
             David G. Lee are incorporated herein by reference as exhibit 24 to
             Post-Effective Amendment No. 17 filed with the Securities and Exchange
             Commission on April 2, 1997.


Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    See the Prospectuses and the Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 26.  NUMBER OF HOLDERS OF SECURITIES:

    As of February 13, 1998

                                                                                     NUMBER OF
                                                                                      RECORD
TITLE OF CLASS                                                                        HOLDERS
----------------------------------------------------------------------------------  -----------
Units of beneficial interest, without par value--
Golden Oak Growth Portfolio
  Class I.........................................................................           6
  Class A.........................................................................          33
Golden Oak Intermediate-Term Income Portfolio
  Class I.........................................................................           6
  Class A.........................................................................          10
Golden Oak Michigan Tax Free Bond Portfolio
  Class I.........................................................................           8
  Class A.........................................................................           8
Golden Oak Prime Obligation Money Market Portfolio
  Class I.........................................................................           6
  Class A.........................................................................         165
Golden Oak Value Portfolio
  Class I.........................................................................          15
  Class A.........................................................................          13
OVB Prime Obligations Portfolio
  Class A.........................................................................           6
  Class B.........................................................................         132
OVB Capital Appreciation Portfolio
  Class A.........................................................................           5
  Class B.........................................................................         763
OVB Emerging Growth Portfolio
  Class A.........................................................................           6
  Class B.........................................................................         437
OVB Government Securities Portfolio
  Class A.........................................................................           5
  Class B.........................................................................         174
OVB West Virginia Tax-Exempt Income Portfolio
  Class A.........................................................................           5
  Class B.........................................................................         207
OVB Equity Income Portfolio
  Class A.........................................................................           5
  Class B.........................................................................         446
US Government Securities Money Fund...............................................           2
Prime Obligations Fund............................................................           2

Item 27.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

    Other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
CITIZENS BANK

Victor E. George                      Victor George Oldsmobile, Inc.        Chairman
Chairman                              Citizens Banking Corporation          Director

Charles R. Weeks                      Citizens Banking Corporation          Chairman
Vice Chairman                         Wolohan Lumber Co.                    Director

David A. Thomas, Jr.                  Citizens Banking Corporation          Vice Chairman
Director, President, CEO

Edward P. Abbott                      Abbott's Meat, Inc.                   President
Director                              Citizens Banking Corporation          Director

John W. Ennest                        Citizens Banking Corporation          Vice Chairman, CFO and Treasurer
Director

George H. Kossaras                    Spring's Drug Store, Inc.             President
Director                              Citizens Banking Corporation          Director

Gerald Schreiber                      Royalite Co.                          Vice President
Director

William C. Shedd                      Winegarden, Shedd, Haley,             Attorney & Partner
Director                                Lindholm & Robertson                Director
                                      Citizens Banking Corporation

Joseph G. Shomsky                     Massachusetts Mutual Insurance        Insurance
Director                                Company

James E. Truesdell                    The Austin Group                      President
Director                              Citizens Banking Corporation          Director

Robert J. Vitito                      Citizens Banking Corporation          President, CEO

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Kendall B. Williams                   Gault Davison, P.C.                   Attorney & Vice President
Director                              Citizens Banking Corporation          Director

Ada C. Washington
Director

Gary P. Drainville                    Citizens Banking Corporation          Executive Vice President
Executive Vice President

Wayne G. Schaeffer                    Citizens Banking Corporation          Executive Vice President
Senior Executive Vice President
Chief Financial Officer and Director
Chief Operating Officer

Gordon F. Strayer                     Citizens Bank Fenton Region Board     Director
Executive Vice President

David H. Buick
Senior Vice President

Dana A. Czmer
Senior Vice President and
Trust Officer

Thomas W. Gallagher                   Citizens Banking Corporation          Senior Vice President General
Senior Vice President,
General Counsel, Secretary

Gary O. Clark                         Citizens Banking Corporation          Executive Vice President
CEO, Director                         Citizens Bank Illinois, N.A.          President

Edward P. Majask
Senior Vice President
and Senior Investment Officer

Richard J. Mitsdarfer                 Citizens Banking Corporation          Senior Vice President & General
Senior Vice President                                                         Auditor
and General Auditor

Edward H. Newman                      Citizens Banking Corporation          Vice President & Assistant Secretary
Senior Vice President, Cashier &
  Secretary

Thomas C. Shafer
Senior Vice President

Lawrence G. Southwell
Senior Vice President

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Richard T. Albee
Senior Vice President

Marilyn K. Allor
Senior Vice President

Daniel E. Bekemeier
Senior Vice President & Controller

Dennis R. Johnston
Senior Vice President

Vicent V. Maysura
Senior Vice President

Leslie V. Starr
Senior Vice President

James M. VanTiflin
Director

Robert L. Critchfield                 Citizens Bank - Fenton
Community President & Director

Joseph F. Smith                       Citizens Bank - Sturgis
Community President & Director

Richard J. DeVries                    Citizens Bank - Ypsilanti
Community President & Director

ONE VALLEY BANK, NATIONAL ASSOCIATION:

J. Holmes Morrison                    One Valley Bancorp                    President & Chief Executive Officer
Chairman of the Board

Phyllis H. Arnold                     One Valley Bancorp                    Director
Director, President & Chief           One Valley Bank, N.A.                 President & CEO
  Executive Officer

Frederick H. Belden, Jr.              One Valley Bancorp                    Senior Vice President and Assistant
Executive Vice President                                                      Corporate Secretary

Charles M. Avampato                   Clay Foundation, Inc.                 President
Director                              One Valley Bancorp                    Director

Robert F. Baronner                    One Valley Bancorp                    Chairman of the Board of Directors
Director

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Herald R. Baughman                    One Valley Bank, N.A.
Senior Vice President

Gary L. Brown                                                               Parkerburg Region
Region President

James K. Brown                        Jackson & Kelly                       Attorney, Partner
Director                              One Valley Bancorp                    Director

Lloyd P. Calvert                      One Valley Bank, N.A.
Senior Vice President

John T. Chambers                      Ravenswood Land Co. and Mt. Alpha     President
Director                                Development Co.                     Director
                                      One Valley Bancorp

Nelle Ratrie Chilton                  Dickinson Fuel Co.                    Director
Director                              Terra Co., Inc.                       Director
                                      Terra Care, Inc.                      Director
                                      Terra Salis, Inc.                     Director
                                      TerraSod, Inc.                        Director
                                      One Valley Bancorp                    Director

Anthony N. Ciliberti                  One Valley Bank, N.A.
General Auditor

Bernice J. Deem                       One Valley Bank, N.A.
Senior Vice President

Ray Marshall Evans, Jr.               Dickinson Co. and Quincy Coal Co.     President
Director                              One Valley Bancorp                    Director

Jane Fleming                          One Valley Bank, N.A.
Senior Vice President

Brian Fox                             One Valley Bank, N.A.
Senior Vice President

Robert F. Goldsmith                   Cascades Coal Sales, Inc.             President
Director                              Sentry Resource Associates, Inc.      Executive Vice President

Phillip H. Goodwin                    CAMCARE and Charleston Area Medical   President
Director                                Center                              Director
                                      One Valley Bancorp

O. Nelson Jones                       Madison Coal & Supply Company         President
Director                              Amherst Industries, Inc.              Vice President

William M. Kidd                       One Valley Bank, N.A.
Senior Vice President

Carl E. Little                        One Valley Bank                       Vice Chairman (retired)
Director

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Edward H. Maier                       General Corporation                   President
Director                              One Valley Bancorp                    Director

Roger D. Mooney
Senior Vice President

John F. Mork                          Eastern American Energy Corp.         President
Director

Harold E. Neely                       One Valley Bank, N.A.
Senior Vice President

Robert O. Orders, Sr.                 Orders Construction Company           Chief Executive Officer
Director                              One Valley Bancorp                    Director

John L. D. Payne                      Payne-Gallatin Mining Co.             President
Director                              One Valley Bancorp                    Director

Angus E. Peyton                       Brown & Peyton                        Attorney & Partner
Director                              American Electric Power Co., Inc.     Director
                                      One Valley Bancorp                    Director

Brent D. Robinson                     One Valley Bank Huntington            President

K. Richard C. Sinclair                Jefferds Corporation                  President
Director

James C. Smith                        O.V. Smith & Sons of Big Chimney,     President
Director                                Inc.                                Vice President
                                      O.V. Smith & Sons, Inc.

Michael W. Stajduhar                  One Valley Bank, N.A.
Senior Vice President

James R. Thomas II                    Carbon Industries, Inc.               Chairman (retired)
Director

J. Randy Valentine                    One Valley Bank, N.A.
Senior Vice President

Dr. Edwin H. Welch                    University of Charleston              President
Director                              One Valley Bank, N.A.

John Henry Wick III                   Dickinson Fuel Co., Inc.              Commercial Realtor (retired)
Director                              Harrison & Bates

Thomas D. Wilkerson                   Northwestern Mutual Life              General Agent
Director                              Insurance Company                     Director

James D. Williams
Director

James A. Winter                       One Valley Bank, N.A.
Senior Vice President

Jack B. Young                         One Valley Bank, N.A.
Senior Vice President

John F. Ziebold                       One Valley Bank, N.A.
Senior Vice President

Robert K. Welty                       One Valley Bank, N.A.
Senior Vice President

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
John O'Donovan                        One Valley Bank, N.A.
Senior Vice President

John A. Derito                        One Valley Bank, N.A.
Senior Vice President

J. Mark Bias                          One Valley Bank, N.A.
Senior Vice President

Michael H. Spangler                   One Valley Bank, N.A.
Senior Vice President

CRESTAR ASSET MANAGEMENT COMPANY:

Thomas Dean Hogan                     Crestar Bank                          Group Executive Vice President -
Chairman and Director                                                         Trust

Ben L. Jones                          First Fidelity Bancorp                Chief Investment Officer
President, Director

Linda Flory Rigsby                    Crestar Financial Corporation and     Senior Vice President, Corporate
Secretary                               its subsidiary Crestar Bank           Secretary and Deputy General
                                                                              Counsel

Robert F. Norfleet, Jr.               Crestar Bank                          Director of Client Relations; Prior
Director                                                                      thereto Corporate Executive Vice
                                                                              President

    The list required by this Item 28. of officers and partners of Wellington Management Company, LLP together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Wellington Management Company, LLP pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15908).

    The list required by this Item 28. of officers and partners of Nicholas-Applegate Capital Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Nicholas-Applegate Capital Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-21442).

    The list required by this Item 28. of officers and partners of Systematic Financial Management, L.P. together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Systematic Financial Management, L.P. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48908).


    To the Registrant's knowledge, none of the directors or officers of PIMC, except as set forth in the filings referred to below, is, or has been at any time during the Registrant's past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers and certain executives of PIMC also hold various positions with, and engage in business for, PNC Bank Corp., which indirectly owns all the outstanding stock of PIMC, or other subsidiaries of PNC Bank Corp. Set forth in the filings referred to below are the names and principal businesses of the directors and certain executives of PIMC who are engaged in any other business, profession, vocation or employment of a substantial nature.

The information required by this Item 28 with respect to each director, officer and partner of PIMC is incorporated by reference to Schedules A and D of Form ADV, filed by PNC Institutional Management Corporation pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

Item 29.  PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.


Registrant's distributor, SEI Investments Distribution Co. (the
  "Distributor"), acts as distributor for:

SEI Daily Income Trust                                    July 15, 1982
SEI Liquid Asset Trust                                    November 29, 1982
SEI Tax Exempt Trust                                      December 3, 1982
SEI Index Funds                                           July 10, 1985
SEI Institutional Managed Trust                           January 22, 1987
SEI International Trust                                   August 30, 1988
The Advisors' Inner Circle Fund                           November 14, 1991
The Pillar Funds                                          February 28, 1992
CUFUND                                                    May 1, 1992
STI Classic Funds                                         May 29, 1992
CoreFunds, Inc.                                           October 30, 1992
First American Funds, Inc.                                November 1, 1992
First American Investment Funds, Inc.                     November 1, 1992
Boston 1784 Funds-Registered Tradmark-                    June 1, 1993
The PBHG Funds, Inc                                       July 16, 1993
Marquis Funds-Registered Trademark-                       August 17, 1993
Morgan Grenfell Investment Trust                          January 3, 1994
The Achievement Funds Trust                               December 27, 1994
Bishop Street Funds                                       January 27, 1995
CrestFunds, Inc.                                          March 1, 1995
STI Classic Variable Trust                                August 18, 1995
ARK Funds                                                 November 1, 1995
Monitor Funds                                             January 11, 1996
FMB Funds, Inc.                                           March 1, 1996
SEI Asset Allocation Trust                                April 1, 1996
TIP Funds                                                 April 28, 1996
SEI Institutional Investments Trust                       June 14, 1996
First American Strategy Funds, Inc.                       October 1, 1996
HighMark Funds                                            February 15, 1997
Armada Funds                                              March 8, 1997
PBHG Insurance Series Funds, Inc.                         April 1, 1997
The Expedition Funds                                      June 9, 1997
Tip Institutional Funds                                   January 1, 1998


    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456


                                                  POSITION AND OFFICE                      POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                          WITH REGISTRANT
------------------------------  --------------------------------------------------------  ------------------------
Alfred P. West, Jr.             Director, Chairman & Chief Executive Officer                         --

Henry H. Greer                  Director, President & Chief Operating Officer                        --

Carmen V. Romeo                 Director, Executive Vice President, President -                      --
                                  Investment Advisory Group

Gilbert L. Beebower             Executive Vice President                                             --

Richard B. Lieb                 Executive Vice President, President-Investment Services              --
                                  Division

Leo J. Dolan, Jr.               Senior Vice President                                                --

Carl A. Guarino                 Senior Vice President                                                --

Larry Hutchison                 Senior Vice President                                                --

David G. Lee                    Senior Vice President                                     President and Chief
                                                                                            Executive Officer

Jack May                        Senior Vice President                                                --

A. Keith McDowell               Senior Vice President                                                --

Dennis J. McGonigle             Executive Vice President                                             --

Hartland J. McKeown             Senior Vice President                                                --

Barbara J. Moore                Senior Vice President                                                --

Kevin P. Robins                 Senior Vice President, General Counsel & Secretary        Vice President and
                                                                                            Assistant Secretary

Robert Wagner                   Senior Vice President                                                --

Patrick K. Walsh                Senior Vice President                                                --

Robert Aller                    Vice President                                                       --

Gordon W. Carpenter             Vice President                                                       --

Todd Cipperman                  Vice President & Assistant Secretary                      Vice President and
                                                                                            Assistant Secretary

Robert Crudup                   Vice President & Managing Director                                   --

Barbara Doyne                   Vice President                                                       --

Jeff Drennen                    Vice President                                                       --

Vic Galef                       Vice President & Managing Director                                   --

Kathy Heilig                    Vice President & Treasurer                                           --

Michael Kantor                  Vice President                                                       --

Samuel King                     Vice President                                                       --

Kim Kirk                        Vice President & Managing Director                                   --


                                                  POSITION AND OFFICE                      POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                          WITH REGISTRANT
------------------------------  --------------------------------------------------------  ------------------------
John Krzeminski                 Vice President & Managing Director                                   --

Carolyn McLaurin                Vice President & Managing Director                                   --

W. Kelso Morrill                Vice President                                                       --

Mark Nagle                      Vice President                                             Controller and Chief
                                                                                             Financial Officer

Joanne Nelson                   Vice President                                                       --

Sandra K. Orlow                 Vice President & Assistant Secretary                      Vice President and
                                                                                            Assistant Secretary

Cynthia M. Parrish              Vice President & Assistant Secretary                                 --

Donald Pepin                    Vice President & Managing Director                                   --

Kim Rainey                      Vice President                                                       --

Bob Redican                     Vice President                                                       --

Maria Rinehart                  Vice President                                                       --

Mark Samuels                    Vice President & Managing Director                                   --

Steve Smith                     Vice President                                                       --

Daniel Spaventa                 Vice President                                                       --

Kathryn L. Stanton              Vice President & Assistant Secretary                      Vice President and
                                                                                            Assistant Secretary

Wayne M. Withrow                Vice President & Managing Director                                   --

James Dougherty                 Director of Brokerage Services                                       --


Item 30.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

           CoreStates Bank, N.A.
           Broad and Chestnut Streets
           P.O. Box 7618
           Philadelphia, PA 19101

           Crestar Bank
           919 East Main Street
           Richmond, VA 23219

       (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4);
       (2)(C) and (D); (4); (5);

    (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Fund Resources
           Oaks, PA 19456

        (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Advisers:


GOLDEN OAK PORTFOLIOS                     Citizens Bank
                                          One Citizens Banking Plaza
                                          Flint, MI 48502
                                          Wellington Management Company, LLP
                                          75 State Street
                                          Boston, MA 02109
                                          Systematic Financial Management, L.P.
                                          300 Frank W. Burr Blvd.
                                          Glenpointe East, 7th Floor
                                          Teaneck, NJ 07666
                                          Nicholas-Applegate Capital Management
                                          600 West Broadway
                                          29th Floor
                                          San Diego, CA 92101

OVB PORTFOLIOS                            One Valley Bank, National Association
                                          One Valley Square
                                          Charleston, WV 25301
                                          Wellington Management Company, LLP
                                          75 State Street
                                          Boston, MA 02109

U.S. GOVERNMENT SECURITIES MONEY AND      Crestar Asset Management Company
PRIME OBLIGATIONS FUNDS                   919 East Main Street
                                          Richmond, VA 23219


Item 31.  MANAGEMENT SERVICES:

    None.

Item 32.  UNDERTAKINGS:




    Registrant hereby undertakes that whenever Shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

    Registrant undertakes to hold a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

    Registrant undertakes to furnish each prospective person to whom a prospectus will be delivered with a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust for The Arbor Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements of effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 19 to Registration No. 33-50718 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 23rd day of February, 1998.


                                THE ARBOR FUND

                                By:  /s/ David G. Lee
                                     -----------------------------------------
                                     David G. Lee
                                     President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


                     *
------------------------------  Trustee                        February 23, 1998
John T. Cooney

                     *
------------------------------  Trustee                        February 23, 1998
William M. Doran

                     *
------------------------------  Trustee                        February 23, 1998
Frank E. Morris

                     *
------------------------------  Trustee                        February 23, 1998
Robert A. Nesher

                     *
------------------------------  Trustee                        February 23, 1998
Robert A. Patterson

                     *
------------------------------  Trustee                        February 23, 1998
Gene B. Peters

                     *
------------------------------  Trustee                        February 23, 1998
James M. Storey

/s/ David G. Lee
------------------------------  President & Chief              February 23, 1998
David G. Lee                      Executive Officer

/s/ Mark Nagle
------------------------------  Controller & Chief             February 23, 1998
Mark Nagle                        Financial Officer

*By:  /s/ David G. Lee
      -------------------------
      David G. Lee
      Attorney in Fact

                                 EXHIBIT INDEX


      EXHIBIT
--------------------
EX-99.B(1)            Registrant's Agreement and Declaration of Trust, originally filed with the
                        Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the
                        Securities and Exchange Commission on August 11, 1992, is incorporated herein by reference as exhibit 1 to Post-Effective Amendment No. 17 filed with the
                        Securities and Exchange Commission on April 2, 1997.
EX-99.B(2)            Registrant's By-Laws, originally filed with the Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on
                        August 11, 1992, are incorporated herein by reference as exhibit 2 to
                        Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.B(3)            Not Applicable.
EX-99.B(4)            Not Applicable.
EX-99.B(5)(a)         Investment Advisory Agreement between the Registrant and Citizens Commercial and
                        Savings Bank with respect to the Golden Oak Diversified Growth Portfolio, the
                        Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond
                        Portfolio and Golden Oak Prime Obligation Money Market Portfolio, originally filed as exhibit 5(b) with Pre-Effective Amendment No. 2 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-50718) with the Securities and
                        Exchange Commission on January 13, 1993, is incorporated herein by reference as exhibit 5(a) to Post-Effective Amendment No. 17 filed with the Securities and
                        Exchange Commission on April 2, 1997.
EX-99.B(5)(b)         Investment Sub-Advisory Agreement by and among Registrant, Citizens Commercial and
                        Savings Bank and Wellington Management Company, LLP with respect to the Golden
                        Oak Prime Obligation Money Market Portfolio, originally filed as exhibit 5(c), is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on January 13, 1993.
EX-99.B(5)(c)         Investment Advisory Agreement between the Registrant and One Valley Bank, National
                        Association with respect to the OVB Portfolios, originally filed as exhibit 5(h)
                        with Post-Effective Amendment No. 6 to Registrant's Registration Statement on
                        Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on
                        September 23, 1993, is incorporated herein by reference as exhibit 5(d) to
                        Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

      EXHIBIT
--------------------
EX-99.B(5)(d)         Investment Sub-Advisory Agreement by and among the Registrant, One Valley Bank,
                        National Association, and Wellington Management Company, LLP with respect to the
                        OVB Prime Obligations Portfolio originally filed as exhibit 5(i) with
                        Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-50718) with the Securities and Exchange Commission on September
                        23, 1993, is incorporated herein by reference as exhibit 5(e) to Post-Effective
                        Amendment No. 17 filed with the Securities and Exchange Commission on April 2,
                        1997.
EX-99.B(5)(e)         Investment Advisory Agreement between the Registrant and Capitoline Investment
                        Services, Incorporated with respect to the U.S. Government Securities Money Fund, originally filed as exhibit 5(j) with Post-Effective Amendment No. 9 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the
                        Securities and Exchange Commission on June 2, 1994, is incorporated herein by reference as exhibit 5(f) to Post-Effective Amendment No. 17 filed with the
                        Securities and Exchange Commission on April 2, 1997.
EX-99.B(5)(f)         Schedule B to Investment Advisory Agreement between the Registrant and Citizens
                        Commercial & Savings Bank with respect to Golden Oak Growth and Income Portfolio, originally filed as exhibit 5(l) with Post-Effective Amendment No. 10 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on September 30, 1994 is incorporated herein by reference as exhibit 5(g) to Post-Effective Amendment No. 18 filed with the
                        Securities and Exchange Commission on May 30, 1997.
EX-99.B(5)(g)         Schedule to the Investment Advisory Agreement between Registrant and Capitoline
                        Investment Services Incorporated with respect to the Prime Obligations Fund, originally filed as exhibit 5(q) with Post-Effective Amendment No. 13 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the
                        Securities and Exchange Commission on August 11, 1995, is incorporated herein by reference as exhibit 5(h) to Post-Effective Amendment No. 17 filed with the
                        Securities and Exchange Commission on April 2, 1997.
EX-99.B(5)(h)         Investment Sub-Advisory Agreement by and among the Registrant and Citizens Bank and
                        Nicholas-Applegate Capital Management with respect to the Golden Oak Diversified
                        Growth Portfolio, originally filed as exhibit 5(u), is incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange
                        Commission on March 29, 1996.

      EXHIBIT
--------------------
EX-99.B(5)(i)         Investment Advisory Agreement between the Registrant and One Valley Bank, National
                        Association with respect to the OVB Equity Income Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's
                        Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on February 28, 1997.
EX-99.B(5)(j)         Form of Investment Sub-Advisory Agreement by and among the Registrant, Citizens
                        Bank and Systematic Financial Management, L.P. with respect to the Golden Oak
                        Value Portfolio is incorporated herein by reference as exhibit 5(m) to
                        Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.B(6)(a)         Distribution Agreement between Registrant and SEI Financial Services Company, originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange
                        Commission on October 14, 1992, is incorporated herein by reference as exhibit
                        6(a) to Post-Effective Amendment No. 17 filed with the Securities and Exchange
                        Commission on April 2, 1997.
EX-99.B(6)(b)         Transfer Agent Agreement between Registrant and SEI Financial Management
                        Corporation is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on January 13, 1993.
EX-99.B(6)(c)         Transfer Agent Agreement between Registrant and Crestar Bank is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange
                        Commission on May 31, 1995.
EX-99.B(6)(d)         Transfer Agent Agreement between Registrant and Supervised Service Company is incorporated herein by reference to Post-Effective Amendment No. 12 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 31, 1995.
EX-99.B(7)            Not Applicable.
EX-99.B(8)(a)         Custodian Agreement between Registrant and CoreStates Bank N.A., originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-50718) with the Securities and Exchange Commission on October
                        14, 1992, is incorporated herein by reference as exhibit 8(a) to Post-Effective
                        Amendment No. 17 filed with the Securities and Exchange Commission on April 2,
                        1997.
EX-99.B(8)(b)         Custodian Agreement between Registrant and Crestar Bank, originally filed with
                        Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on
                        June 2, 1994, is incorporated herein by reference as exhibit 8(b) to Post-Effective
                        Amendment No. 18 filed with the Securities and Exchange Commission on May 30, 1997.
EX-99.B(9)(a)         Administration Agreement between Registrant and SEI Financial Management
                        Corporation with Schedule dated January 28, 1993 for the Golden Oak Portfolios and forms of Schedule for the California Tax Exempt Portfolio and Institutional
                        Tax Free Portfolio, originally filed as exhibit 5(a), is incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange
                        Commission on July 29, 1993.

      EXHIBIT
--------------------
EX-99.B(9)(b)         Form of Schedule, relating to the OVB Prime Obligations, OVB Capital Appreciation,
                        OVB Emerging Growth, OVB Government Securities and OVB West Virginia Tax-Exempt
                        Income Portfolios (the OVB Portfolios), to Administration Agreement by and
                        between the Registrant and SEI Financial Management Corporation dated as of
                        January 28, 1993, originally filed as exhibit 5(g), is incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange
                        Commission on September 23, 1993.
EX-99.B(9)(c)         Form of Schedule relating to U.S. Government Securities Money Fund,to
                        Administration Agreement by and between Registrant and SEI Financial Management
                        Corporation, originally filed as exhibit 5(k), is incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange
                        Commission on June 2, 1994.
EX-99.B(9)(d)         Form of Schedule, relating to Golden Oak Growth and Income Portfolio, to
                        Administration Agreement by and between Registrant and SEI Financial Management
                        Corporation, originally filed as exhibit 5(n), is incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange
                        Commission on September 30, 1994.
EX-99.B(9)(e)         Administration Agreement between Registrant and SEI Financial Corporation with
                        Schedule dated January 28, 1993 as amended and restated on May 17, 1994 for
                        Golden Oak Portfolios, the Prudential Portfolios and the OVB Portfolios
                        originally filed as exhibit 5(o) with Post-Effective Amendment No. 12 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the
                        Securities and Exchange Commission on May 31, 1995 is incorporated herein by reference as exhibit 9(e) to Post-Effective Amendment No. 17 filed with the
                        Securities and Exchange Commission on April 2, 1997.
EX-99.B(9)(f)         Administration Agreement between Registrant and SEI Financial Management
                        Corporation with Schedule dated August 1, 1994 originally filed as exhibit 5(p)
                        with Post-Effective Amendment No. 12 to Registrant's Registration Statement on
                        Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on May
                        31, 1995 is incorporated herein by reference as exhibit 9(f) to Post-Effective
                        Amendment No. 17 filed with the Securities and Exchange Commission on April 2,
                        1997.
EX-99.B(9)(g)         Schedule relating to the Prime Obligations Fund, to Administration Agreement by and
                        between Registrant and SEI Financial Management Corporation originally filed as exhibit 5(p) with Post-Effective Amendment No. 13 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange
                        Commission on August 11, 1995 is incorporated herein by reference as exhibit 9(g)
                        to Post-Effective Amendment No. 17 filed with the Securities and Exchange
                        Commission on April 2, 1997.
EX-99.B(9)(h)         Consent to Assignment and Assumption of Administration Agreement between the
                        Registrant and SEI Financial Management Corporation, dated January 28, 1993, to
                        SEI Fund Resources is incorporated herein by reference as exhibit 9(h) to
                        Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

      EXHIBIT
--------------------
EX-99.B(10)           Opinion and Consent of Counsel originally filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the
                        Securities and Exchange Commission on January 13, 1993 is incorporated herein by reference as exhibit 10 to Post-Effective Amendment No. 17 filed with the
                        Securities and Exchange Commission on April 2, 1997.

EX-99.B(11)           Not Applicable.

EX-99.B(12)           Not Applicable.
EX-99.B(13)           Not Applicable.
EX-99.B(14)           Not Applicable.
EX-99.B(15)(a)        Registrant's Distribution Plan with respect to the Class B shares of the Golden Oak
                        Portfolios (except Golden Oak Growth and Income Portfolio) originally filed with
                        Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-50718) with the Securities and Exchange Commission on October 14,
                        1992 is incorporated herein by reference as exhibit 15(a) to Post-Effective
                        Amendment No. 17 filed with the Securities and Exchange Commission on April 2,
                        1997.
EX-99.B(15)(b)        Registrant's Distribution Plan with respect to the Class B shares of the OVB
                        Portfolios originally filed with Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-50718) with the Securities and
                        Exchange Commission on September 23, 1993 incorporated herein by reference as exhibit 15(b) to Post-Effective Amendment No. 17 filed with the Securities and
                        Exchange Commission on April 2, 1997.
EX-99.B(15)(c)        Form of Registrant's Distribution Plan with respect to the Class B Shares of the
                        Golden Oak Growth and Income Portfolio is incorporated herein by reference to
                        Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on
                        September 30, 1994.
EX-99.B(15)(d)        Rule 18f-3 Multi-Class Plan originally filed with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the
                        Securities and Exchange Commission on May 31, 1995 is incorporated herein by reference as exhibit 15(d) to Post-Effective Amendment No. 17 filed with the
                        Securities and Exchange Commission on April 2, 1997.
EX-99.B(16)           Performance Quotation Computation with respect to the Golden Oak Portfolios is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on January 13, 1993.
EX-99.B(24)           Powers of Attorney for John T. Cooney, William M. Doran, Frank E. Morris, Robert A.
                        Nesher, Robert A. Patterson, Gene Peters, James M. Storey and David G. Lee are
                        incorporated herein by reference as exhibit 24 to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.B(27)           Financial Data Schedules are filed herewith.
